UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01352

Fidelity Devonshire Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity® Stock Selector Large Cap Value Fund : FSLVX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 37	0.69%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914445.102    708-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z : FSCZX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.60%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914444.102    2893-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class M : FLUTX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 66	1.25%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914442.102    1813-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class I : FLUIX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914443.102    1814-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class C : FLUEX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.75%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914441.102    1812-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Stock Selector Large Cap Value Fund Fidelity Advisor® Stock Selector Large Cap Value Fund Class A : FLUAX

This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 52	0.99%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$826,660,240
Number of Holdings	127
Portfolio Turnover	113%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Information Technology	18.2
Health Care	12.1
Consumer Discretionary	11.2
Industrials	10.4
Consumer Staples	6.8
Energy	6.0
Real Estate	3.6
Utilities	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.1
Domestic Equity Funds - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Taiwan - 1.4
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.2
Apple Inc	6.1
Microsoft Corp	3.8
ExxonMobil Holdings Corp	2.5
Bank of America Corp	2.2
Johnson & Johnson	2.1
Wells Fargo & Co	1.8
Merck & Co Inc	1.6
Boeing Co	1.6
Charles Schwab Corp/The	1.5
30.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914440.102    1810-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Series Value Discovery Fund Fidelity® Series Value Discovery Fund : FNKLX

This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$16,862,757,110
Number of Holdings	123
Portfolio Turnover	111%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.5
Health Care	15.1
Information Technology	14.7
Consumer Discretionary	12.5
Industrials	10.4
Consumer Staples	8.6
Energy	7.8
Communication Services	4.2
Materials	3.8
Utilities	1.7
Real Estate	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.4
United Kingdom - 4.0
Canada - 1.7
Taiwan - 0.5
Switzerland - 0.5
Ireland - 0.5
Germany - 0.4
Monaco - 0.0

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.6
Microsoft Corp	5.3
Apple Inc	4.5
ExxonMobil Holdings Corp	3.4
Bank of America Corp	2.7
Merck & Co Inc	2.3
Travelers Companies Inc/The	2.1
Chubb Ltd	1.9
Keurig Dr Pepper Inc	1.8
Shell PLC ADR	1.8
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914434.102    2453-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Series Stock Selector Large Cap Value Fund Fidelity® Series Stock Selector Large Cap Value Fund : FBLEX

This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$16,459,063,751
Number of Holdings	127
Portfolio Turnover	123%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.2
Information Technology	18.0
Health Care	12.2
Consumer Discretionary	11.3
Industrials	10.7
Consumer Staples	6.8
Energy	5.8
Utilities	3.6
Real Estate	3.6
Materials	3.5
Communication Services	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Domestic Equity Funds - 1.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.6
Taiwan - 1.3
Canada - 0.6
Portugal - 0.3
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	7.3
Apple Inc	6.0
Microsoft Corp	4.0
ExxonMobil Holdings Corp	2.3
Johnson & Johnson	2.1
Bank of America Corp	2.1
Wells Fargo & Co	1.8
Boeing Co	1.6
Merck & Co Inc	1.6
Westinghouse Air Brake Technologies Corp	1.5
30.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914435.102    2461-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Series All-Sector Equity Fund Fidelity® Series All-Sector Equity Fund : FSAEX

This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$5,643,083,448
Number of Holdings	306
Portfolio Turnover	69%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	33.6
Financials	12.2
Consumer Discretionary	11.1
Industrials	9.6
Communication Services	9.1
Health Care	9.0
Consumer Staples	4.3
Energy	3.4
Real Estate	2.1
Utilities	2.0
Materials	1.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.3
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0
Canada - 0.0
Australia - 0.0
Switzerland - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	9.5
Microsoft Corp	7.8
Amazon.com Inc	5.7
Alphabet Inc Class C	5.6
Apple Inc	3.9
Broadcom Inc	3.6
Micron Technology Inc	2.0
Mastercard Inc Class A	1.8
Meta Platforms Inc Class A	1.7
AppLovin Corp Class A	1.7
43.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914433.102    2115-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value K6 Fund Fidelity® Mid Cap Value K6 Fund : FCMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 25	0.45%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$238,451,647
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	18.9
Financials	17.3
Health Care	12.0
Consumer Discretionary	9.2
Information Technology	8.4
Materials	6.8
Utilities	6.7
Energy	6.6
Real Estate	5.8
Consumer Staples	5.4
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.4
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.0
Canada - 1.8
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.1
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
Marathon Petroleum Corp	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914437.102    2956-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity® Mid Cap Value Fund : FSMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 44	0.80%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914451.102    762-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class Z : FIDFX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.73%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914450.102    2894-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class M : FMPTX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 74	1.35%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914448.102    1819-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class I : FMPOX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.85%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914449.102    1820-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class C : FMPEX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 101	1.85%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914447.102    1818-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Mid Cap Value Fund Fidelity Advisor® Mid Cap Value Fund Class A : FMPAX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 60	1.10%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$2,389,734,855
Number of Holdings	185
Portfolio Turnover	86%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	19.5
Financials	17.8
Health Care	11.9
Consumer Discretionary	9.4
Information Technology	8.4
Materials	6.8
Energy	6.7
Utilities	6.7
Real Estate	6.1
Consumer Staples	5.4
Communication Services	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.1
Canada - 1.7
United Kingdom - 0.7
Luxembourg - 0.5
Bermuda - 0.4
Switzerland - 0.4
Germany - 0.2

TOP HOLDINGS (% of Fund's net assets)
PACS Group Inc	2.0
Western Digital Corp	1.5
Tenet Healthcare Corp	1.4
Baker Hughes Co Class A	1.2
Jones Lang LaSalle Inc	1.1
Marathon Petroleum Corp	1.1
Welltower Inc	1.1
Xcel Energy Inc	1.1
TD SYNNEX Corp	1.0
Kenvue Inc	1.0
12.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914446.102    1816-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income K6 Fund Fidelity® Equity-Income K6 Fund : FEKFX

This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 18	0.34%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$503,228,100
Number of Holdings	116
Portfolio Turnover	32%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.9
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.1
Industrials	9.8
Consumer Staples	8.9
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.4
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.4
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.8
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914439.102    3457-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund : FEQIX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 27	0.51%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914417.102    23-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity® Equity-Income Fund Class K : FEIKX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.44%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914416.102    2085-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity Advisor Equity-Income Fund Class A : FINHX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AA	$ 36	0.78%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921782.100    7829-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity Advisor Equity-Income Fund Class M : FINQX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class MA	$ 48	1.03%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921784.100    7830-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity Advisor Equity-Income Fund Class C : FINYX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CA	$ 71	1.53%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921786.100    7831-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity Advisor Equity-Income Fund Class I : FIOMX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$ 25	0.53%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921788.100    7832-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Equity-Income Fund Fidelity Advisor Equity-Income Fund Class Z : FIOPX

This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 19, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ZA	$ 20	0.43%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$11,881,249,897
Number of Holdings	116
Portfolio Turnover	25%
What did the Fund invest in?
(as of July 31, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	19.8
Information Technology	15.4
Health Care	13.8
Consumer Discretionary	10.2
Industrials	9.7
Consumer Staples	9.0
Energy	7.4
Utilities	4.5
Communication Services	4.2
Materials	2.9
Real Estate	1.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.0
Canada - 3.2
United Kingdom - 2.2
Taiwan - 1.9
Korea (South) - 1.5
Netherlands - 0.8
Germany - 0.5
Japan - 0.4
Italy - 0.3
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	5.1
Amazon.com Inc	4.0
JPMorgan Chase & Co	3.2
ExxonMobil Holdings Corp	3.2
AbbVie Inc	2.5
Johnson & Johnson	2.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9
Bank of America Corp	1.9
Gilead Sciences Inc	1.8
Linde PLC	1.7
27.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9921790.100    7833-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Stock Selector Large Cap Value Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Imperial Oil Ltd	40,300	5,224,899
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	107,900	2,450,475
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,607	11,160,130
UNITED KINGDOM - 0.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC ADR	32,589	1,976,522
UNITED STATES - 95.6%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	28,800	690,048
Verizon Communications Inc	116,679	5,461,744
		6,151,792
Entertainment - 0.8%
Walt Disney Co/The	67,295	6,473,106
Interactive Media & Services - 0.8%
Meta Platforms Inc Class A	11,341	6,313,648
Media - 0.2%
Fox Corp Class A	30,511	1,776,656
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	31,979	5,523,093
TOTAL COMMUNICATION SERVICES		26,238,295
Consumer Discretionary - 11.2%
Automobile Components - 0.1%
Aptiv PLC (b)	15,603	881,101
Automobiles - 0.5%
General Motors Co	44,213	3,928,767
Broadline Retail - 7.2%
Amazon.com Inc (b)	220,599	59,910,277
Distributors - 0.2%
Genuine Parts Co	13,925	1,731,852
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp Ltd	129,281	3,595,305
Domino's Pizza Inc	10,920	3,794,045
McDonald's Corp	5,528	1,496,098
Wyndham Hotels & Resorts Inc	16,176	1,210,935
		10,096,383
Household Durables - 0.6%
PulteGroup Inc	14,783	1,869,606
Somnigroup International Inc	43,688	2,854,137
		4,723,743
Specialty Retail - 1.4%
Dick's Sporting Goods Inc (a)	13,626	2,669,469
Lowe's Cos Inc	43,354	9,009,395
		11,678,864
TOTAL CONSUMER DISCRETIONARY		92,950,987
Consumer Staples - 6.6%
Beverages - 1.9%
Coca-Cola Co/The	100,485	8,801,481
Keurig Dr Pepper Inc	105,748	3,290,878
PepsiCo Inc	23,148	3,230,535
		15,322,894
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp	4,951	4,712,807
Target Corp	10,841	1,566,416
US Foods Holding Corp (b)	21,755	2,188,335
Walmart Inc	82,933	9,222,151
		17,689,709
Food Products - 0.5%
Bunge Global SA	2,300	244,329
Hershey Co/The	3,485	610,049
Mondelez International Inc	46,984	2,927,573
		3,781,951
Household Products - 1.1%
Procter & Gamble Co/The	64,739	9,354,138
Personal Care Products - 0.4%
Kenvue Inc	173,491	3,337,966
Tobacco - 0.6%
Philip Morris International Inc	26,406	5,038,793
TOTAL CONSUMER STAPLES		54,525,451
Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Cheniere Energy Inc	17,000	4,480,690
ExxonMobil Holdings Corp	129,300	20,098,392
Marathon Petroleum Corp	24,500	7,753,515
Shell PLC ADR	51,600	4,746,168
Targa Resources Corp	18,200	4,920,734
TOTAL ENERGY		41,999,499
Financials - 19.5%
Banks - 7.3%
Bank of America Corp	281,505	17,439,236
Citigroup Inc	44,500	5,894,025
Huntington Bancshares Inc/OH	232,500	3,961,800
JPMorgan Chase & Co	26,355	9,271,425
KeyCorp	181,182	4,092,901
Truist Financial Corp (a)	82,000	4,250,880
Wells Fargo & Co	176,269	15,238,455
		60,148,722
Capital Markets - 5.7%
Blackrock Inc	6,620	7,218,382
Charles Schwab Corp/The	117,765	12,393,589
Intercontinental Exchange Inc	47,697	7,272,839
KKR & Co Inc Class A	61,400	6,227,802
Morgan Stanley	28,800	6,060,095
State Street Corp	42,767	7,875,971
		47,048,678
Consumer Finance - 1.0%
Capital One Financial Corp	31,600	6,604,716
SLM Corp	75,300	1,957,423
		8,562,139
Financial Services - 1.8%
Apollo Global Management Inc	35,358	4,440,611
Berkshire Hathaway Inc Class B (b)	11,634	5,951,257
Corebridge Financial Inc	61,200	1,908,828
Global Payments Inc	34,800	2,925,984
		15,226,680
Insurance - 3.7%
Arthur J Gallagher & Co	21,661	5,402,687
Brown & Brown Inc	58,000	4,083,200
Chubb Ltd	33,534	11,759,703
Hartford Insurance Group Inc/The	34,886	4,950,672
Reinsurance Group of America Inc	17,900	4,239,615
		30,435,877
TOTAL FINANCIALS		161,422,096
Health Care - 12.1%
Biotechnology - 2.1%
AbbVie Inc	32,600	8,180,644
Alnylam Pharmaceuticals Inc (b)	5,400	1,109,808
Gilead Sciences Inc	51,500	6,705,815
Insmed Inc (b)	13,700	1,350,820
		17,347,087
Health Care Equipment & Supplies - 0.7%
Medtronic PLC	63,200	5,396,648
Health Care Providers & Services - 2.5%
CVS Health Corp	44,800	4,678,464
Humana Inc	1,100	400,246
Labcorp Holdings Inc	14,800	4,576,160
UnitedHealth Group Inc	27,260	11,296,544
		20,951,414
Life Sciences Tools & Services - 2.3%
Agilent Technologies Inc	13,400	1,854,157
Danaher Corp	10,700	2,086,286
ICON PLC (b)	21,100	3,451,222
Thermo Fisher Scientific Inc	14,075	8,083,273
West Pharmaceutical Services Inc	11,400	3,886,944
		19,361,882
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	73,000	4,767,630
Johnson & Johnson	68,885	17,658,670
Merck & Co Inc	100,500	13,085,100
Viatris Inc	93,600	1,643,616
		37,155,016
TOTAL HEALTH CARE		100,212,047
Industrials - 10.4%
Aerospace & Defense - 2.5%
Boeing Co (b)	59,904	12,947,651
RTX Corp	37,482	8,066,876
		21,014,527
Air Freight & Logistics - 0.7%
FedEx Corp	18,640	5,729,936
Ground Transportation - 1.5%
CSX Corp	88,600	4,465,440
U-Haul Holding Co Class N	79,550	4,978,239
Uber Technologies Inc (b)	40,100	2,821,436
		12,265,115
Industrial Conglomerates - 0.6%
3M Co	27,036	4,765,906
Machinery - 5.1%
Cummins Inc	8,900	5,644,380
Deere & Co	6,500	3,852,354
Dover Corp	28,700	5,872,594
PACCAR Inc	58,959	7,822,680
Parker-Hannifin Corp	7,243	7,073,007
Westinghouse Air Brake Technologies Corp	41,925	12,194,306
		42,459,321
TOTAL INDUSTRIALS		86,234,805
Information Technology - 16.8%
Communications Equipment - 1.5%
Cisco Systems Inc	104,652	12,138,585
Electronic Equipment, Instruments & Components - 1.0%
Vontier Corp	128,769	4,137,348
Zebra Technologies Corp Class A (b)	14,590	4,286,834
		8,424,182
IT Services - 0.7%
Amdocs Ltd	107,563	5,993,410
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp (b)	37,683	3,399,007
Software - 6.2%
Dolby Laboratories Inc Class A (a)	58,816	3,458,969
Gen Digital Inc	169,464	4,651,787
Microsoft Corp	68,225	31,705,522
Salesforce Inc	51,409	9,460,284
Synopsys Inc (b)	5,900	2,293,684
		51,570,246
Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc	161,741	49,963,413
Dell Technologies Inc Class C	17,441	7,070,058
		57,033,471
TOTAL INFORMATION TECHNOLOGY		138,558,901
Materials - 3.5%
Chemicals - 1.2%
Corteva Inc	85,610	6,738,363
Scotts Miracle-Gro Co/The	54,700	3,592,696
		10,331,059
Construction Materials - 1.5%
CRH PLC	73,712	7,003,377
James Hardie Industries PLC (b)	189,569	4,983,769
		11,987,146
Containers & Packaging - 0.4%
Smurfit Westrock PLC	65,939	3,031,216
Metals & Mining - 0.4%
Steel Dynamics Inc	14,766	3,710,105
TOTAL MATERIALS		29,059,526
Real Estate - 3.6%
Health Care REITs - 0.8%
Ventas Inc	74,442	6,961,071
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (b)	45,757	6,717,585
Retail REITs - 0.7%
Tanger Inc	134,804	5,481,131
Specialized REITs - 1.3%
Equinix Inc	6,755	6,885,237
Extra Space Storage Inc	25,026	3,704,849
		10,590,086
TOTAL REAL ESTATE		29,749,873
Utilities - 3.6%
Electric Utilities - 2.3%
American Electric Power Co Inc	34,286	4,383,465
Constellation Energy Corp	17,027	4,473,844
PG&E Corp	305,707	5,313,188
Xcel Energy Inc	61,233	4,788,421
		18,958,918
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	30,798	4,563,955
Multi-Utilities - 0.7%
Sempra	66,351	5,875,381
TOTAL UTILITIES		29,398,254
TOTAL UNITED STATES		790,349,734
TOTAL COMMON STOCKS (Cost $638,077,086)		811,161,760

Domestic Equity Funds - 0.6%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $4,475,742)	18,200	4,583,124

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	10,000,198	10,002,198
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	5,706,329	5,706,900
TOTAL MONEY MARKET FUNDS (Cost $15,708,667)			15,709,098

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $658,261,495)	831,453,982
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,793,742)
NET ASSETS - 100.0%	826,660,240

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	13,463,319	79,551,697	83,012,985	196,883	(188)	355	10,002,198	10,000,198
Fidelity Securities Lending Cash Central Fund	-	131,596,088	125,889,188	2,779	-	-	5,706,900	5,706,329
	13,463,319	211,147,785	208,902,173	199,662	(188)	355	15,709,098

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,238,295	26,238,295	-	-
Consumer Discretionary	92,950,987	92,950,987	-	-
Consumer Staples	56,501,973	56,501,973	-	-
Energy	49,674,873	47,224,398	2,450,475	-
Financials	161,422,096	161,422,096	-	-
Health Care	100,212,047	100,212,047	-	-
Industrials	86,234,805	86,234,805	-	-
Information Technology	149,719,031	149,719,031	-	-
Materials	29,059,526	29,059,526	-	-
Real Estate	29,749,873	29,749,873	-	-
Utilities	29,398,254	29,398,254	-	-

Domestic Equity Funds	4,583,124	4,583,124	-	-

Money Market Funds	15,709,098	15,709,098	-	-
Total Investments in Securities:	831,453,982	829,003,507	2,450,475	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$815,744,884
Investments in securities, at value - affiliated issuers	15,709,098
Cash	69,040
Receivable for investments sold	2,092,185
Receivable for fund shares sold	191,545
Dividends receivable	581,006
Distributions receivable from affiliated funds	23,385
Prepaid expenses	90
Total assets	834,411,233
Liabilities
Payable for investments purchased	1,387,330
Payable for fund shares redeemed	167,052
Accrued management fee	422,783
Distribution and service plan fees payable	29,804
Other payables and accrued expenses	37,124
Collateral on securities loaned	5,706,900
Total liabilities	7,750,993
Net Assets	$826,660,240
Net assets consist of:
Paid in capital	577,467,942
Total accumulated earnings (loss)	249,192,298
Net Assets	$826,660,240

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($77,953,618/2,457,106 shares) a	$31.73
Maximum offering price per share (100/94.25 of $31.73)	$33.66
Class M
Net Asset Value and redemption price per share ($19,627,806/621,485 shares) a	$31.58
Maximum offering price per share (100/96.50 of $31.58)	$32.73
Class C
Net Asset Value and offering price per share ($7,136,804/234,109 shares) a	$30.48
Fidelity® Stock Selector Large Cap Value Fund
Net Asset Value, offering price and redemption price per share ($674,587,572/20,882,457 shares)	$32.30
Class I
Net Asset Value, offering price and redemption price per share ($35,042,686/1,078,336 shares)	$32.50
Class Z
Net Asset Value, offering price and redemption price per share ($12,311,754/380,241 shares)	$32.38

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	642,552,828
Affiliated issuers, cost	15,708,667
Securities loaned, market value	5,958,236
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$6,565,586
Dividends - affiliated issuers	199,662
Security lending income - unaffiliated issuers	557
Total investment income	6,765,805
Expenses
Basic management fee	2,568,029
Performance adjustment	44,697
Distribution and service plan fees	169,514
Custodian fees and expenses	19,713
Independent trustees' fees and expenses	1,100
Registration fees	60,646
Audit	30,411
Legal	2,907
Commitment fee	464
Miscellaneous	941
Total expenses	2,898,422
Net investment income (loss)	3,867,383
Net realized gain (loss)
Investments - unaffiliated issuers	73,798,137
Investments - affiliated issuers	(188)
Foreign currency transactions	(28,711)
Net realized gain (loss)	73,769,238
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	2,905,839
Investments - affiliated issuers	355
Assets and liabilities in foreign currencies	(5,522)
Total change in net unrealized appreciation (depreciation)	2,900,672
Net gain (loss)	76,669,910
Net increase (decrease) in net assets resulting from operations	$80,537,293
Other Information
Income from securities lending - Affiliated Issuers	2,779

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,867,383	$7,879,837
Net realized gain (loss)	73,769,238	70,118,436
Change in net unrealized appreciation (depreciation)	2,900,672	19,835,867
Net increase (decrease) in net assets resulting from operations	80,537,293	97,834,140
Distributions to shareholders
Distributions to shareholders	(22,916,494)	(56,053,975)
Total distributions	(22,916,494)	(56,053,975)
Net increase (decrease) in net assets resulting from share transactions	(3,105,457)	52,514,929
Total increase (decrease) in net assets	54,515,342	94,295,094
Net Assets
Beginning of period	772,144,898	677,849,804
End of period	$826,660,240	$772,144,898
Financial Highlights
Fidelity Advisor® Stock Selector Large Cap Value Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$29.61	$28.19	$25.42	$24.12	$25.78	$21.53
Income from Investment Operations
Net investment income (loss) A, B	.11	.24	.27	.25	.20	.18
Net realized and unrealized gain (loss)	2.90	3.47	5.25	1.63	(.01)	5.16
Total from investment operations	3.01	3.71	5.52	1.88	.19	5.34
Distributions
Distributions from net investment income	-	(.30)	(.27)	(.23)	(.23)	(.20)
Distributions from net realized gain	(.89)	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(.89)	(2.29)	(2.75)	(.58) C	(1.85)	(1.09) C
Net asset value, end of period	$31.73	$29.61	$28.19	$25.42	$24.12	$25.78
Total Return D, E, F	10.59%	13.65%	22.46%	7.86%	1.06%	24.86%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.99% I	1.11%	1.13%	1.22%	1.13%	1.06%
Ratio of expenses to average net assets net of fee waivers, if any	.99% I	1.11%	1.12%	1.21%	1.12%	1.05%
Ratio of expenses to average net assets net of all reductions, if any	.99% I	1.11%	1.12%	1.21%	1.12%	1.05%
Ratio of net investment income (loss) to average net assets	.73% I	.85%	.96%	1.03%	.85%	.69%
Net assets, end of period	$77,953,618	$68,344,871	$50,397,477	$41,371,337	$39,638,342	$36,551,557
Portfolio turnover rate J	113% I	94%	72%	70%	67%	76%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$29.51	$28.10	$25.35	$24.06	$25.72	$21.48
Income from Investment Operations
Net investment income (loss) A, B	.07	.17	.20	.19	.14	.11
Net realized and unrealized gain (loss)	2.88	3.45	5.23	1.63	(.01)	5.15
Total from investment operations	2.95	3.62	5.43	1.82	.13	5.26
Distributions
Distributions from net investment income	-	(.22)	(.20)	(.18)	(.18)	(.13)
Distributions from net realized gain	(.88)	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(.88)	(2.21)	(2.68)	(.53) C	(1.79) C	(1.02) C
Net asset value, end of period	$31.58	$29.51	$28.10	$25.35	$24.06	$25.72
Total Return D, E, F	10.43%	13.35%	22.13%	7.62%	.82%	24.55%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	1.25% I	1.35%	1.37%	1.46%	1.38%	1.32%
Ratio of expenses to average net assets net of fee waivers, if any	1.25% I	1.35%	1.37%	1.45%	1.37%	1.31%
Ratio of expenses to average net assets net of all reductions, if any	1.25% I	1.35%	1.37%	1.45%	1.37%	1.31%
Ratio of net investment income (loss) to average net assets	.48% I	.60%	.72%	.80%	.60%	.43%
Net assets, end of period	$19,627,806	$17,723,552	$14,743,976	$12,970,092	$12,319,463	$12,188,160
Portfolio turnover rate J	113% I	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$28.57	$27.26	$24.66	$23.42	$25.11	$20.99
Income from Investment Operations
Net investment income (loss) B, C	- A	.03	.06	.05	.01	(.03)
Net realized and unrealized gain (loss)	2.78	3.33	5.08	1.58	(.02)	5.02
Total from investment operations	2.78	3.36	5.14	1.63	(.01)	4.99
Distributions
Distributions from net investment income	-	(.07)	(.07)	(.04)	(.07)	-
Distributions from net realized gain	(.87)	(1.99)	(2.47)	(.34)	(1.62)	(.87)
Total distributions	(.87)	(2.05) D	(2.54)	(.39) D	(1.68) D	(.87)
Net asset value, end of period	$30.48	$28.57	$27.26	$24.66	$23.42	$25.11
Total Return E, F, G	10.15%	12.78%	21.54%	7.01%	.24%	23.82%
Ratios and Supplemental Data C, H, I
Ratio of expenses to average net assets before reductions	1.75% J	1.86%	1.87%	2.02%	1.94%	1.88%
Ratio of expenses to average net assets net of fee waivers, if any	1.75% J	1.86%	1.87%	2.01%	1.94%	1.88%
Ratio of expenses to average net assets net of all reductions, if any	1.75% J	1.86%	1.87%	2.01%	1.94%	1.88%
Ratio of net investment income (loss) to average net assets	(.01)% J	.10%	.22%	.24%	.04%	(.14)%
Net assets, end of period	$7,136,804	$6,694,964	$7,404,672	$6,542,777	$7,898,160	$6,948,088
Portfolio turnover rate K	113% J	94%	72%	70%	67%	76%

AAmount represents less than $.005 per share.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Stock Selector Large Cap Value Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$30.09	$28.59	$25.75	$24.41	$26.06	$21.73
Income from Investment Operations
Net investment income (loss) A, B	.16	.33	.35	.32	.28	.25
Net realized and unrealized gain (loss)	2.94	3.52	5.32	1.66	(.01)	5.23
Total from investment operations	3.10	3.85	5.67	1.98	.27	5.48
Distributions
Distributions from net investment income	-	(.36)	(.35)	(.30)	(.30)	(.25)
Distributions from net realized gain	(.89)	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(.89)	(2.35)	(2.83)	(.64)	(1.92)	(1.15)
Net asset value, end of period	$32.30	$30.09	$28.59	$25.75	$24.41	$26.06
Total Return C, D	10.75%	13.98%	22.78%	8.21%	1.36%	25.26%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	.69% G	.81%	.83%	.92%	.83%	.76%
Ratio of expenses to average net assets net of fee waivers, if any	.69% G	.81%	.83%	.92%	.83%	.75%
Ratio of expenses to average net assets net of all reductions, if any	.69% G	.81%	.83%	.92%	.83%	.75%
Ratio of net investment income (loss) to average net assets	1.04% G	1.15%	1.26%	1.33%	1.15%	.99%
Net assets, end of period	$674,587,572	$633,382,893	$553,196,644	$451,071,578	$405,895,355	$446,925,733
Portfolio turnover rate H	113% G	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$30.27	$28.75	$25.88	$24.53	$26.17	$21.82
Income from Investment Operations
Net investment income (loss) A, B	.16	.33	.36	.32	.28	.26
Net realized and unrealized gain (loss)	2.96	3.54	5.35	1.67	(.01)	5.24
Total from investment operations	3.12	3.87	5.71	1.99	.27	5.50
Distributions
Distributions from net investment income	-	(.36)	(.36)	(.30)	(.30)	(.25)
Distributions from net realized gain	(.89)	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(.89)	(2.35)	(2.84)	(.64)	(1.91) C	(1.15)
Net asset value, end of period	$32.50	$30.27	$28.75	$25.88	$24.53	$26.17
Total Return D, E	10.75%	13.97%	22.82%	8.20%	1.39%	25.26%
Ratios and Supplemental Data A, F, G
Ratio of expenses to average net assets before reductions	.70% H	.80%	.82%	.92%	.82%	.75%
Ratio of expenses to average net assets net of fee waivers, if any	.70% H	.80%	.82%	.91%	.82%	.74%
Ratio of expenses to average net assets net of all reductions, if any	.70% H	.80%	.82%	.91%	.82%	.74%
Ratio of net investment income (loss) to average net assets	1.03% H	1.15%	1.27%	1.34%	1.15%	1.00%
Net assets, end of period	$35,042,686	$33,928,049	$25,307,322	$13,168,325	$10,858,205	$18,239,422
Portfolio turnover rate I	113% H	94%	72%	70%	67%	76%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$30.15	$28.38	$25.57	$24.24	$25.88	$21.58
Income from Investment Operations
Net investment income (loss) A, B	.17	.35	.38	.35	.30	.28
Net realized and unrealized gain (loss)	2.96	3.52	5.29	1.65	(.01)	5.20
Total from investment operations	3.13	3.87	5.67	2.00	.29	5.48
Distributions
Distributions from net investment income	-	(.10)	(.37)	(.33)	(.31)	(.28)
Distributions from net realized gain	(.90)	(1.99)	(2.48)	(.34)	(1.62)	(.90)
Total distributions	(.90)	(2.10) C	(2.86) C	(.67)	(1.93)	(1.18)
Net asset value, end of period	$32.38	$30.15	$28.38	$25.57	$24.24	$25.88
Total Return D, E	10.80%	14.10%	22.92%	8.33%	1.46%	25.43%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.60% H	.70%	.73%	.81%	.72%	.65%
Ratio of expenses to average net assets net of fee waivers, if any	.60% H	.70%	.73%	.80%	.71%	.65%
Ratio of expenses to average net assets net of all reductions, if any	.60% H	.70%	.73%	.80%	.71%	.65%
Ratio of net investment income (loss) to average net assets	1.14% H	1.25%	1.36%	1.44%	1.26%	1.10%
Net assets, end of period	$12,311,754	$12,070,569	$26,799,713	$7,631,523	$5,972,731	$20,576,154
Portfolio turnover rate I	113% H	94%	72%	70%	67%	76%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Stock Selector Large Cap Value Fund	Class A, Class M, Class C, Fidelity® Stock Selector Large Cap Value Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Stock Selector Large Cap Value Fund	661,089,473	187,847,368	(17,482,859)	170,364,509

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Stock Selector Large Cap Value Fund	435,429,400	456,225,038

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class subject to a performance adjustment. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

The management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Stock Selector Large Cap Value Fund
Class A	0.72%
Class M	0.71%
Class C	0.72%
Fidelity® Stock Selector Large Cap Value Fund	0.67%
Class I	0.66%
Class Z	0.56%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Stock Selector Large Cap Value Fund
Class A	0.70
Class M	0.70
Class C	0.70
Fidelity® Stock Selector Large Cap Value Fund	0.65
Class I	0.66
Class Z	0.56

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity® Stock Selector Large Cap Value Fund	Russell 1000® Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity® Stock Selector Large Cap Value Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was 0.01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Stock Selector Large Cap Value Fund
Class A	-	.25	89,685	9,123
Class M	.25	.25	45,688	452
Class C	.75	.25	34,141	3,891
			169,514	13,466

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Stock Selector Large Cap Value Fund
Class A A	5.75	1.00	10,989
Class M A	3.50	.25	752
Class C B	-	1.00	179
			11,920

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Stock Selector Large Cap Value Fund	2,527

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Stock Selector Large Cap Value Fund	64,883,292	76,326,580	17,068,623

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Stock Selector Large Cap Value Fund	330	-	-

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Stock Selector Large Cap Value Fund
Class A	2,092,366	4,796,700
Class M	527,469	1,165,129
Class C	205,139	503,127
Fidelity® Stock Selector Large Cap Value Fund	18,772,233	46,050,059
Class I	965,139	2,525,058
Class Z	354,148	1,013,902
Total	22,916,494	56,053,975

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Stock Selector Large Cap Value Fund
Class A
Shares sold	224,235	684,361	6,670,991	19,046,239
Reinvestment of distributions	73,841	165,181	2,046,142	4,678,022
Shares redeemed	(149,501)	(328,755)	(4,395,210)	(9,248,250)
Net increase (decrease)	148,575	520,787	4,321,923	14,476,011
Class M
Shares sold	24,320	99,365	711,073	2,861,190
Reinvestment of distributions	19,081	41,234	526,820	1,161,808
Shares redeemed	(22,585)	(64,687)	(665,030)	(1,792,681)
Net increase (decrease)	20,816	75,912	572,863	2,230,317
Class C
Shares sold	27,723	47,777	785,196	1,273,749
Reinvestment of distributions	7,674	18,466	204,902	503,127
Shares redeemed	(35,641)	(103,526)	(1,017,319)	(2,799,145)
Net increase (decrease)	(244)	(37,283)	(27,221)	(1,022,269)
Fidelity® Stock Selector Large Cap Value Fund
Shares sold	1,367,899	5,963,964	41,193,930	169,849,956
Reinvestment of distributions	620,113	1,491,261	17,474,788	42,826,883
Shares redeemed	(2,154,518)	(5,753,365)	(64,778,369)	(164,228,196)
Net increase (decrease)	(166,506)	1,701,860	(6,109,651)	48,448,643
Class I
Shares sold	137,779	1,186,427	4,334,282	33,982,423
Reinvestment of distributions	33,844	86,621	959,482	2,507,985
Shares redeemed	(214,310)	(1,032,425)	(6,507,973)	(30,650,383)
Net increase (decrease)	(42,687)	240,623	(1,214,209)	5,840,025
Class Z
Shares sold	7,634	1,253,567	227,166	35,342,652
Reinvestment of distributions	11,681	31,581	329,741	892,017
Shares redeemed	(39,464)	(1,829,067)	(1,206,069)	(53,692,467)
Net increase (decrease)	(20,149)	(543,919)	(649,162)	(17,457,798)

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Stock Selector Large Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate for the retail class ranked above the competitive median of the total peer group for the 12-month period ended September 30, 2025 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. The Board considered that the fund's management fee covers expenses for services beyond portfolio management. The Board noted that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its total peer group and asset-sized peer group competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
 In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.900197.117
LCV-SANN-0926
Fidelity® Series All-Sector Equity Fund
Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Value Discovery Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series All-Sector Equity Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	27,100	2,149,572
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	28,200	1,767,294
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	44,700	772,863
TOTAL CANADA		2,540,157
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	22,800	826,272
UNITED STATES - 98.3%
Communication Services - 9.1%
Diversified Telecommunication Services - 0.2%
AT&T Inc	635,300	14,770,725
Csquare Inc	63,000	1,257,480
		16,028,205
Entertainment - 1.2%
IMAX Corp (b)	45,400	2,171,936
Liberty Media Corp-Liberty Formula One Class C (b)	39,000	3,827,070
Madison Square Garden Sports Corp Class A (b)	9,000	3,543,120
Netflix Inc (b)	78,000	5,593,380
ROBLOX Corp Class A (b)	80,800	2,876,480
Sphere Entertainment Co Class A (b)(c)	41,000	5,873,250
Spotify Technology SA (b)	36,670	18,332,800
Warner Bros Discovery Inc (b)	700,200	18,415,260
Warner Music Group Corp Class A	177,000	4,594,920
		65,228,216
Interactive Media & Services - 7.4%
Alphabet Inc Class A	20,550	7,318,471
Alphabet Inc Class C	880,970	314,197,951
Meta Platforms Inc Class A	170,540	94,941,323
		416,457,745
Media - 0.3%
Fox Corp Class A	156,200	9,095,526
Liftoff Mobile Inc (c)	103,000	2,286,600
Omnicom Group Inc	65,800	5,178,460
		16,560,586
TOTAL COMMUNICATION SERVICES		514,274,752
Consumer Discretionary - 11.1%
Automobile Components - 0.0%
Aptiv PLC (b)	32,300	1,823,981
Automobiles - 1.3%
General Motors Co	79,200	7,037,712
Tesla Inc (b)	217,800	67,781,538
		74,819,250
Broadline Retail - 5.7%
Amazon.com Inc (b)	1,158,581	314,647,428
Ollie's Bargain Outlet Holdings Inc (b)	27,000	1,983,690
		316,631,118
Distributors - 0.2%
Genuine Parts Co	59,000	7,337,830
LKQ Corp	125,900	2,826,455
		10,164,285
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	17,300	1,289,542
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (b)	61,500	9,318,480
Booking Holdings Inc	56,550	10,908,495
Carnival Corp Ltd	326,900	9,091,089
Chipotle Mexican Grill Inc (b)	227,500	8,467,550
Churchill Downs Inc	73,300	6,179,190
Domino's Pizza Inc	56,800	19,734,592
DoorDash Inc Class A (b)	27,000	5,296,320
DraftKings Inc Class A (b)	367,800	8,635,944
McDonald's Corp	26,800	7,253,152
Red Rock Resorts Inc Class A	4,900	315,756
Starbucks Corp	3,400	357,850
Wingstop Inc	26,700	3,457,383
Wyndham Hotels & Resorts Inc	151,000	11,303,860
Wynn Resorts Ltd	32,000	3,177,920
		103,497,581
Household Durables - 0.2%
Leggett & Platt Inc	47,100	461,580
Lennar Corp Class A	24,200	1,992,870
PulteGroup Inc	41,300	5,223,211
Somnigroup International Inc	51,800	3,384,094
		11,061,755
Specialty Retail - 1.6%
AutoZone Inc (b)	2,720	8,204,200
Bath & Body Works Inc	28,200	567,384
Carvana Co Class A (b)	30,100	1,877,036
Chewy Inc Class A (b)	125,800	2,843,080
Dick's Sporting Goods Inc	15,300	2,997,423
Floor & Decor Holdings Inc Class A (b)(c)	162,800	9,372,396
Home Depot Inc/The	84,279	27,977,257
Lithia Motors Inc	23,500	9,057,370
Lowe's Cos Inc	101,700	21,134,277
National Vision Holdings Inc (b)	68,200	1,503,128
Ross Stores Inc	12,300	3,088,161
Tractor Supply Co	43,300	1,332,341
		89,954,053
Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica Inc (b)	6,300	748,881
NIKE Inc Class B	309,100	12,892,561
PVH Corp	54,300	4,705,638
		18,347,080
TOTAL CONSUMER DISCRETIONARY		627,588,645
Consumer Staples - 4.3%
Beverages - 1.1%
Coca-Cola Co/The	442,110	38,724,415
Keurig Dr Pepper Inc	415,535	12,931,449
PepsiCo Inc	94,416	13,176,697
		64,832,561
Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp	32,915	31,331,459
Target Corp	48,250	6,971,643
US Foods Holding Corp (b)	106,465	10,709,314
Walmart Inc	331,816	36,897,939
		85,910,355
Food Products - 0.4%
Bunge Global SA	47,100	5,003,433
Hershey Co/The	8,600	1,505,430
McCormick & Co Inc/MD	69,191	3,521,822
Mondelez International Inc	182,632	11,379,800
		21,410,485
Household Products - 0.6%
Procter & Gamble Co/The	238,291	34,430,667
Personal Care Products - 0.2%
Kenvue Inc	682,352	13,128,452
Tobacco - 0.4%
Philip Morris International Inc	113,125	21,586,513
TOTAL CONSUMER STAPLES		241,299,033
Energy - 3.4%
Energy Equipment & Services - 0.1%
SLB Ltd	98,800	4,899,492
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp	63,800	12,557,754
ConocoPhillips	317,100	38,204,208
ExxonMobil Holdings Corp	532,324	82,744,443
Phillips 66	69,000	14,605,920
Sunoco LP	211,400	16,212,266
Targa Resources Corp	14,600	3,947,402
Valero Energy Corp	55,300	17,303,370
		185,575,363
TOTAL ENERGY		190,474,855
Financials - 12.2%
Banks - 3.8%
Bank of America Corp	1,021,162	63,260,986
Banner Corp (c)	55,500	3,907,755
BOK Financial Corp	25,700	3,631,153
Citigroup Inc	167,100	22,132,395
First Hawaiian Inc	141,600	3,935,064
Huntington Bancshares Inc/OH	512,900	8,739,816
JPMorgan Chase & Co	46,238	16,266,066
KeyCorp	318,519	7,195,344
Truist Financial Corp	162,600	8,429,184
United Community Banks Inc/GA	114,200	4,047,248
US Bancorp	255,873	16,122,558
Wells Fargo & Co	622,548	53,819,275
Wintrust Financial Corp	25,700	4,100,178
		215,587,022
Capital Markets - 3.3%
Blackrock Inc	20,453	22,301,747
Blue Owl Capital Inc Class A	547,800	5,642,340
Carlyle Group Inc/The (c)	130,800	6,019,416
Charles Schwab Corp/The	417,200	43,906,128
Evercore Inc Class A	19,400	6,218,864
Hamilton Lane Inc Class A	11,678	1,038,290
Intercontinental Exchange Inc	120,400	18,358,592
KKR & Co Inc Class A	268,000	27,183,240
Lazard Inc	161,800	6,857,084
Lincoln International Inc Class A	58,971	1,226,597
Moody's Corp	22,800	10,907,064
Nasdaq Inc	111,700	10,521,023
State Street Corp	84,800	15,616,768
StepStone Group Inc Class A	64,922	2,847,479
Virtu Financial Inc Class A	128,382	7,539,875
		186,184,507
Consumer Finance - 0.4%
Capital One Financial Corp	85,700	17,912,157
SLM Corp	261,748	6,804,139
		24,716,296
Financial Services - 2.8%
Apollo Global Management Inc	117,534	14,761,095
Berkshire Hathaway Inc Class B (b)	38,400	19,643,136
Corebridge Financial Inc	248,000	7,735,120
Corpay Inc (b)	28,900	11,042,979
Global Payments Inc	87,800	7,382,224
Mastercard Inc Class A	168,277	96,439,549
		157,004,103
Insurance - 1.9%
American Financial Group Inc/OH	37,200	5,271,984
Arthur J Gallagher & Co	64,165	16,004,034
Baldwin Insurance Group Inc/The Class A (b)	283,400	7,861,516
Brown & Brown Inc	163,800	11,531,520
Chubb Ltd	96,028	33,675,100
Fidelity National Financial Inc	125,800	6,490,022
Hartford Insurance Group Inc/The	46,947	6,662,249
Reinsurance Group of America Inc	48,538	11,496,225
Unum Group	67,340	5,798,647
		104,791,297
TOTAL FINANCIALS		688,283,225
Health Care - 9.0%
Biotechnology - 1.5%
AbbVie Inc	114,200	28,657,348
Alnylam Pharmaceuticals Inc (b)	23,000	4,726,960
Biogen Inc (b)	16,600	3,368,970
Cogent Biosciences Inc (b)	113,200	4,406,876
Gilead Sciences Inc	169,400	22,057,574
Kymera Therapeutics Inc (b)	19,034	1,968,116
Moderna Inc (b)	35,668	1,955,320
Natera Inc (b)	25,500	6,827,880
Relay Therapeutics Inc (b)	50,300	947,148
Revolution Medicines Inc (b)	27,200	5,100,816
Roivant Sciences Ltd (b)	93,500	3,170,585
Vaxcyte Inc (b)	54,400	2,941,952
		86,129,545
Health Care Equipment & Supplies - 0.3%
Edwards Lifesciences Corp (b)	119,700	10,302,579
Intuitive Surgical Inc (b)	10,200	3,603,966
Stryker Corp	3,100	1,009,670
		14,916,215
Health Care Providers & Services - 1.5%
Cencora Inc	33,000	10,274,220
CVS Health Corp	203,950	21,298,499
Elevance Health Inc	5,900	2,217,456
Guardant Health Inc (b)	40,600	6,576,794
UnitedHealth Group Inc	104,931	43,483,406
		83,850,375
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc	21,000	2,905,770
Bruker Corp	53,059	3,334,228
Danaher Corp	77,100	15,032,958
Illumina Inc (b)	25,800	5,291,580
Repligen Corp (b)	33,700	4,752,037
Thermo Fisher Scientific Inc	43,100	24,752,330
Waters Corp (b)	33,400	12,602,154
West Pharmaceutical Services Inc	29,100	9,921,936
		78,592,993
Pharmaceuticals - 4.3%
Amylyx Pharmaceuticals Inc (b)	123,100	2,500,161
Axsome Therapeutics Inc (b)	6,000	1,307,940
Bristol-Myers Squibb Co	147,100	9,607,101
Elanco Animal Health Inc (b)	430,110	11,342,001
Eli Lilly & Co	72,066	82,792,303
Enliven Therapeutics Inc (b)	30,200	1,655,262
Jazz Pharmaceuticals PLC (b)	53,200	13,452,152
Johnson & Johnson	260,400	66,753,540
MBX Biosciences Inc (b)	22,100	1,457,053
Merck & Co Inc	328,400	42,757,680
Viatris Inc	616,000	10,816,960
		244,442,153
TOTAL HEALTH CARE		507,931,281
Industrials - 9.6%
Aerospace & Defense - 2.7%
Boeing Co (b)	114,095	24,660,493
GE Aerospace	168,389	60,631,828
Honeywell Aerospace Inc	17,900	3,700,646
Howmet Aerospace Inc	92,900	26,221,954
Lockheed Martin Corp	19,900	11,596,526
Northrop Grumman Corp	14,000	7,594,720
Rocket Lab Corp (b)(c)	30,400	1,974,480
TransDigm Group Inc	11,500	14,425,370
		150,806,017
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	4,600	679,557
FedEx Corp	8,900	2,735,860
		3,415,417
Building Products - 0.7%
Trane Technologies PLC	86,200	39,216,690
Commercial Services & Supplies - 0.1%
Cintas Corp	24,300	4,972,509
Republic Services Inc	4,900	1,031,695
Waste Connections Inc (United States)	4,900	820,162
		6,824,366
Construction & Engineering - 0.3%
MasTec Inc (b)	1,400	368,340
Quanta Services Inc	24,000	16,016,640
		16,384,980
Electrical Equipment - 1.7%
AMETEK Inc	110,600	26,733,126
Eaton Corp PLC	27,300	11,334,960
GE Vernova Inc	38,347	37,974,651
Hubbell Inc	17,000	8,033,350
Nextpower Inc Class A (b)	7,600	683,012
Vertiv Holdings Co Class A	37,800	9,131,346
		93,890,445
Ground Transportation - 0.8%
CSX Corp	220,800	11,128,320
Fedex Freight Holding Co Inc	4,450	625,359
Old Dominion Freight Line Inc	72,500	15,380,150
Uber Technologies Inc (b)	150,300	10,575,108
Union Pacific Corp	22,100	6,456,073
		44,165,010
Industrial Conglomerates - 0.1%
Honeywell International Inc	17,900	4,350,595
Machinery - 2.8%
Caterpillar Inc	39,500	32,184,995
Cummins Inc	40,000	25,368,000
Dover Corp	85,100	17,413,162
Ingersoll Rand Inc	179,400	14,958,372
PACCAR Inc	132,400	17,566,832
Parker-Hannifin Corp	38,600	37,694,058
Westinghouse Air Brake Technologies Corp	48,400	14,077,624
		159,263,043
Professional Services - 0.2%
TransUnion	141,600	11,132,592
Trading Companies & Distributors - 0.2%
United Rentals Inc	10,300	11,116,378
TOTAL INDUSTRIALS		540,565,533
Information Technology - 33.6%
Communications Equipment - 0.4%
Arista Networks Inc (b)	125,600	22,651,960
Ciena Corp (b)	4,900	1,847,545
Lumentum Holdings Inc (b)	1,200	856,728
		25,356,233
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp (b)	39,300	10,331,577
IT Services - 0.3%
Okta Inc Class A (b)	129,100	18,323,163
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices Inc (b)	6,300	2,999,745
Broadcom Inc	515,000	200,479,200
Intel Corp (b)	2,200	198,440
KLA Corp	8,700	1,590,534
Lam Research Corp	16,100	4,717,622
Marvell Technology Inc	101,500	19,037,340
Micron Technology Inc	137,100	112,837,413
NVIDIA Corp	2,661,778	534,351,934
Onto Innovation Inc (b)	14,000	3,620,120
		879,832,348
Software - 10.7%
AppLovin Corp Class A (b)	237,400	93,986,660
Braze Inc Class A (b)(c)	2,733,316	68,114,235
HubSpot Inc (b)	2,195	521,004
Microsoft Corp	950,716	441,816,740
		604,438,639
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc	713,236	220,325,733
Sandisk Corp (b)	42,600	51,751,758
Seagate Technology Holdings PLC	32,400	27,738,612
Western Digital Corp	105,800	57,644,072
		357,460,175
TOTAL INFORMATION TECHNOLOGY		1,895,742,135
Materials - 1.9%
Chemicals - 1.1%
Air Products and Chemicals Inc	17,977	5,301,238
Albemarle Corp	31,000	3,646,840
Balchem Corp	7,700	1,290,174
CF Industries Holdings Inc	11,200	1,402,128
Corteva Inc	69,000	5,430,990
Dow Inc	78,300	2,371,707
Ecolab Inc	27,500	7,634,825
Element Solutions Inc	48,100	1,766,713
Linde PLC	41,386	19,798,235
LyondellBasell Industries NV Class A1	46,100	2,861,888
Mosaic Co/The	44,200	977,703
Olin Corp (c)	32,300	597,872
Sherwin-Williams Co/The	13,500	4,601,475
Solstice Advanced Materials Inc	45,650	2,746,761
		60,428,549
Construction Materials - 0.1%
CRH PLC	39,600	3,762,396
Martin Marietta Materials Inc	6,039	3,171,320
Vulcan Materials Co	13,400	3,598,838
		10,532,554
Containers & Packaging - 0.2%
Avery Dennison Corp	10,300	1,748,219
Crown Holdings Inc	21,300	2,510,205
Packaging Corp of America	5,600	1,376,704
Smurfit Westrock PLC	82,900	3,810,913
Sonoco Products Co	16,400	924,304
TriMas Corp (c)	11,109	443,582
		10,813,927
Metals & Mining - 0.5%
Alcoa Corp	28,700	1,298,962
Freeport-McMoRan Inc	128,334	8,037,558
Newmont Corp	112,600	10,551,746
Nucor Corp	29,200	7,512,868
		27,401,134
TOTAL MATERIALS		109,176,164
Real Estate - 2.1%
Health Care REITs - 0.3%
National Healthcare Properties Inc Class A	63,200	966,328
Ventas Inc	193,800	18,122,238
		19,088,566
Industrial REITs - 0.3%
Prologis Inc	79,200	11,453,112
Terreno Realty Corp	63,800	4,571,270
		16,024,382
Office REITs - 0.1%
COPT Defense Properties	51,000	1,935,960
Kilroy Realty Corp	57,700	2,239,914
		4,175,874
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (b)	22,400	7,952,672
Residential REITs - 0.3%
Camden Property Trust	32,700	3,623,487
Invitation Homes Inc	245,800	7,305,176
Sun Communities Inc	38,600	4,766,328
		15,694,991
Retail REITs - 0.2%
Curbline Properties Corp	119,850	3,672,204
Tanger Inc	157,400	6,399,884
		10,072,088
Specialized REITs - 0.8%
American Tower Corp	67,400	11,684,464
Equinix Inc	14,500	14,779,560
Extra Space Storage Inc	64,300	9,518,972
Four Corners Property Trust Inc	116,500	2,982,400
Iron Mountain Inc	19,800	2,421,936
SBA Communications Corp Class A	11,300	2,045,074
		43,432,406
TOTAL REAL ESTATE		116,440,979
Utilities - 2.0%
Electric Utilities - 1.5%
Alliant Energy Corp (c)	55,400	3,921,212
American Electric Power Co Inc	65,000	8,310,250
Constellation Energy Corp	27,288	7,169,922
Duke Energy Corp	50,800	6,371,844
Entergy Corp	53,700	5,779,194
Evergy Inc	42,800	3,552,828
FirstEnergy Corp	15,700	758,467
NextEra Energy Inc	185,214	16,098,802
NRG Energy Inc	50,707	6,809,443
PG&E Corp	246,093	4,277,096
Pinnacle West Capital Corp	15,300	1,545,147
PPL Corp	117,500	4,137,175
Southern Co/The	45,900	4,339,386
Xcel Energy Inc	74,700	5,841,540
		78,912,306
Gas Utilities - 0.0%
UGI Corp	8,400	303,408
Independent Power and Renewable Electricity Producers - 0.1%
Fervo Energy Co Class A (b)(c)	15,300	344,862
Talen Energy Corp (b)	4,500	1,503,450
Vistra Corp	37,500	5,557,125
		7,405,437
Multi-Utilities - 0.4%
Ameren Corp	41,100	4,504,971
CenterPoint Energy Inc	104,800	4,405,792
Dominion Energy Inc	71,600	4,952,572
NiSource Inc	82,000	3,643,260
Sempra	72,588	6,427,667
		23,934,262
TOTAL UTILITIES		110,555,413
TOTAL UNITED STATES		5,542,332,015
TOTAL COMMON STOCKS (Cost $3,057,969,587)		5,547,848,016

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series H (d)(e)	7,900	544,705
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (b)(d)(e)	37,900	880,038
TOTAL UNITED STATES		1,424,743
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,480,097)		1,424,743

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (b)(d)(e) (Cost $1,258,308)	69,906	406,853

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026 (g)	3.68	810,000	805,123
US Treasury Bills 0% 10/15/2026 (g)	3.74	610,000	605,445
US Treasury Bills 0% 10/22/2026 (g)	3.80	1,300,000	1,289,366
US Treasury Bills 0% 8/27/2026 (g)	3.63	310,000	309,255
US Treasury Bills 0% 9/24/2026 (g)	3.72	260,000	258,611
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,266,902)			3,267,800

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	80,871,445	80,887,619
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	64,853,963	64,860,448
TOTAL MONEY MARKET FUNDS (Cost $145,745,452)			145,748,067

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $3,209,720,346)	5,698,695,479
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(55,612,031)
NET ASSETS - 100.0%	5,643,083,448

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P 500 Index Contracts (United States)	146	9/2026	54,890,525	363,056

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,831,596 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,267,800.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series H	5/12/2026	544,726

Checkr Inc Series E	8/24/2021	1,258,308

Skyryse Inc Series B	10/21/2021	935,371

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	129,040,052	384,059,097	432,211,401	1,435,321	(1,623)	1,494	80,887,619	80,871,445
Fidelity Securities Lending Cash Central Fund	14,366,813	566,789,840	516,296,205	29,291	-	-	64,860,448	64,853,963
	143,406,865	950,848,937	948,507,606	1,464,612	(1,623)	1,494	145,748,067

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	514,274,752	514,274,752	-	-
Consumer Discretionary	628,414,917	628,414,917	-	-
Consumer Staples	241,299,033	241,299,033	-	-
Energy	190,474,855	190,474,855	-	-
Financials	688,283,225	688,283,225	-	-
Health Care	509,698,575	509,698,575	-	-
Industrials	540,565,533	540,565,533	-	-
Information Technology	1,895,742,135	1,895,742,135	-	-
Materials	112,098,599	112,098,599	-	-
Real Estate	116,440,979	116,440,979	-	-
Utilities	110,555,413	110,555,413	-	-

Convertible Preferred Stocks
Industrials	544,705	-	-	544,705
Information Technology	880,038	-	-	880,038

Non-Convertible Preferred Stocks
Industrials	406,853	-	-	406,853

U.S. Treasury Obligations	3,267,800	-	3,267,800	-

Money Market Funds	145,748,067	145,748,067	-	-
Total Investments in Securities:	5,698,695,479	5,693,596,083	3,267,800	1,831,596
Derivative Instruments:

Assets
Futures Contracts	363,056	363,056	-	-
Total Assets	363,056	363,056	-	-
Total Derivative Instruments:	363,056	363,056	-	-
Fidelity® Series All-Sector Equity Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$5,552,947,412
Investments in securities, at value - affiliated issuers	145,748,067
Receivable for investments sold	51,329,857
Receivable for fund shares sold	553,164
Dividends receivable	1,428,551
Distributions receivable from affiliated funds	237,752
Receivable for variation margin on futures contracts	348,411
Other receivables	78,805
Total assets	5,752,672,019
Liabilities
Payable to custodian bank	18,582
Payable for investments purchased	7,248,513
Payable for fund shares redeemed	37,450,598
Other payables and accrued expenses	10,425
Collateral on securities loaned	64,860,453
Total liabilities	109,588,571
Net Assets	$5,643,083,448
Net assets consist of:
Paid in capital	2,761,145,193
Total accumulated earnings (loss)	2,881,938,255
Net Assets	$5,643,083,448

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($5,643,083,448/369,318,367 shares)	$15.28

Other Information
Unaffiliated issuers, cost	3,063,974,894
Affiliated issuers, cost	145,745,452
Securities loaned, market value	90,235,807
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$26,325,216
Dividends - affiliated issuers	1,464,612
Security lending income - unaffiliated issuers	3,258
Interest	69,903
Total investment income	27,862,989
Expenses
Custodian fees and expenses	38,959
Independent trustees' fees and expenses	7,296
Total expenses	46,255
Net investment income (loss)	27,816,734
Net realized gain (loss)
Investments - unaffiliated issuers	369,383,590
Investments - affiliated issuers	(1,623)
Futures contracts	2,808,340
Net realized gain (loss)	372,190,307
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	215,613,003
Investments - affiliated issuers	1,494
Assets and liabilities in foreign currencies	(3,177)
Futures contracts	(174,564)
Total change in net unrealized appreciation (depreciation)	215,436,756
Net gain (loss)	587,627,063
Net increase (decrease) in net assets resulting from operations	$615,443,797
Other Information
Income from securities lending - Affiliated Issuers	29,291

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,816,734	$49,546,765
Net realized gain (loss)	372,190,307	345,684,286
Change in net unrealized appreciation (depreciation)	215,436,756	325,813,759
Net increase (decrease) in net assets resulting from operations	615,443,797	721,044,810
Distributions to shareholders
Distributions to shareholders	(124,982,313)	(328,598,934)
Total distributions	(124,982,313)	(328,598,934)
Net increase (decrease) in net assets resulting from share transactions	188,701,801	556,931,097
Total increase (decrease) in net assets	679,163,285	949,376,973
Net Assets
Beginning of period	4,963,920,163	4,014,543,190
End of period	$5,643,083,448	$4,963,920,163
Financial Highlights
Fidelity® Series All-Sector Equity Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$14.02	$12.88	$10.99	$9.37	$11.24	$11.39
Income from Investment Operations
Net investment income (loss) A, B	.08	.15	.15	.14	.12	.13
Net realized and unrealized gain (loss)	1.53	2.01	2.86	2.07	(.95)	2.21
Total from investment operations	1.61	2.16	3.01	2.21	(.83)	2.34
Distributions
Distributions from net investment income	- C	(.15)	(.15)	(.14)	(.13)	(.14)
Distributions from net realized gain	(.34)	(.87)	(.97)	(.46)	(.91)	(2.35)
Total distributions	(.35) D	(1.02)	(1.12)	(.59) D	(1.04)	(2.49)
Net asset value, end of period	$15.28	$14.02	$12.88	$10.99	$9.37	$11.24
Total Return E, F	11.87%	17.24%	27.83%	24.16%	(7.34)%	20.53%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of expenses to average net assets net of fee waivers, if any	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of expenses to average net assets net of all reductions, if any	-% I, J	-% I	-% I	-% I	-% I	-% I
Ratio of net investment income (loss) to average net assets	1.05% J	1.14%	1.21%	1.35%	1.26%	1.04%
Net assets, end of period	$5,643,083,448	$4,963,920,163	$4,014,543,190	$3,208,566,112	$2,951,457,677	$3,715,243,295
Portfolio turnover rate K	69% J	50%	51%	41%	46%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAmount represents less than .005%.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Stock Selector Large Cap Value Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Imperial Oil Ltd	771,800	100,063,951
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	2,069,000	46,988,251
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	538,823	217,819,198
UNITED KINGDOM - 0.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC ADR	677,501	41,090,436
UNITED STATES - 95.5%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.8%
Comcast Corp Class A	581,019	13,921,215
Verizon Communications Inc	2,357,231	110,341,983
		124,263,198
Entertainment - 0.8%
Walt Disney Co/The	1,359,588	130,778,770
Interactive Media & Services - 0.8%
Meta Platforms Inc Class A	227,789	126,812,414
Media - 0.1%
Fox Corp Class A	616,526	35,900,309
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	646,090	111,586,204
TOTAL COMMUNICATION SERVICES		529,340,895
Consumer Discretionary - 11.3%
Automobile Components - 0.1%
Aptiv PLC (a)	312,600	17,652,522
Automobiles - 0.5%
General Motors Co	886,100	78,738,846
Broadline Retail - 7.3%
Amazon.com Inc (a)	4,416,635	1,199,469,733
Distributors - 0.2%
Genuine Parts Co	278,900	34,686,793
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp Ltd	2,590,000	72,027,900
Domino's Pizza Inc	218,600	75,950,384
McDonald's Corp	111,200	30,095,168
Wyndham Hotels & Resorts Inc	324,000	24,254,640
		202,328,092
Household Durables - 0.6%
PulteGroup Inc	296,200	37,460,414
Somnigroup International Inc	908,400	59,345,772
		96,806,186
Specialty Retail - 1.4%
Dick's Sporting Goods Inc (b)	273,000	53,483,430
Lowe's Cos Inc	869,000	180,586,890
		234,070,320
TOTAL CONSUMER DISCRETIONARY		1,863,752,492
Consumer Staples - 6.6%
Beverages - 1.8%
Coca-Cola Co/The	1,988,457	174,168,949
Keurig Dr Pepper Inc	2,091,180	65,077,522
PepsiCo Inc	457,750	63,883,589
		303,130,060
Consumer Staples Distribution & Retail - 2.2%
Costco Wholesale Corp	98,353	93,621,237
Target Corp	214,441	30,984,580
US Foods Holding Corp (a)	430,183	43,272,108
Walmart Inc	1,640,221	182,392,576
		350,270,501
Food Products - 0.5%
Bunge Global SA	45,800	4,865,334
Hershey Co/The	68,291	11,954,340
Mondelez International Inc	930,246	57,963,628
		74,783,302
Household Products - 1.1%
Procter & Gamble Co/The	1,279,378	184,857,327
Personal Care Products - 0.4%
Kenvue Inc	3,430,683	66,006,341
Tobacco - 0.6%
Philip Morris International Inc	522,195	99,645,250
TOTAL CONSUMER STAPLES		1,078,692,781
Energy - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy Inc	325,781	85,866,098
ExxonMobil Holdings Corp	2,479,800	385,460,112
Marathon Petroleum Corp	469,900	148,709,253
Shell PLC ADR	990,400	91,096,992
Targa Resources Corp	350,000	94,629,500
TOTAL ENERGY		805,761,955
Financials - 19.2%
Banks - 7.2%
Bank of America Corp	5,523,891	342,205,048
Citigroup Inc	872,101	115,509,777
Huntington Bancshares Inc/OH	4,549,600	77,525,184
JPMorgan Chase & Co	517,336	181,993,631
KeyCorp	3,551,187	80,221,314
Truist Financial Corp	1,606,135	83,262,038
Wells Fargo & Co	3,487,228	301,470,862
		1,182,187,854
Capital Markets - 5.6%
Blackrock Inc	127,276	138,780,478
Charles Schwab Corp/The	2,310,609	243,168,491
Intercontinental Exchange Inc	935,296	142,613,934
KKR & Co Inc Class A	1,202,725	121,992,397
Morgan Stanley	562,242	118,306,962
State Street Corp	841,228	154,920,548
		919,782,810
Consumer Finance - 0.9%
Capital One Financial Corp	621,700	129,941,517
SLM Corp	1,324,600	34,432,977
		164,374,494
Financial Services - 1.8%
Apollo Global Management Inc	691,662	86,865,831
Berkshire Hathaway Inc Class B (a)	228,166	116,716,036
Corebridge Financial Inc	1,242,600	38,756,693
Global Payments Inc	681,000	57,258,480
		299,597,040
Insurance - 3.7%
Arthur J Gallagher & Co	426,809	106,454,701
Brown & Brown Inc	1,138,157	80,126,253
Chubb Ltd	666,892	233,865,687
Hartford Insurance Group Inc/The	685,573	97,289,664
Reinsurance Group of America Inc	351,500	83,252,775
		600,989,080
TOTAL FINANCIALS		3,166,931,278
Health Care - 12.2%
Biotechnology - 2.1%
AbbVie Inc	651,600	163,512,504
Alnylam Pharmaceuticals Inc (a)	106,800	21,949,536
Gilead Sciences Inc	1,028,300	133,894,943
Insmed Inc (a)	274,200	27,036,120
		346,393,103
Health Care Equipment & Supplies - 0.7%
Medtronic PLC	1,265,000	108,018,350
Health Care Providers & Services - 2.5%
CVS Health Corp	894,500	93,412,635
Humana Inc	23,100	8,405,166
Labcorp Holdings Inc	295,500	91,368,600
UnitedHealth Group Inc	544,600	225,682,240
		418,868,641
Life Sciences Tools & Services - 2.4%
Agilent Technologies Inc	268,600	37,166,182
Danaher Corp	213,400	41,608,732
ICON PLC (a)	440,000	71,968,600
Thermo Fisher Scientific Inc	281,000	161,378,300
West Pharmaceutical Services Inc	227,100	77,432,016
		389,553,830
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co	1,456,500	95,124,015
Johnson & Johnson	1,375,306	352,559,693
Merck & Co Inc	2,007,700	261,402,540
Viatris Inc	1,867,700	32,796,812
		741,883,060
TOTAL HEALTH CARE		2,004,716,984
Industrials - 10.7%
Aerospace & Defense - 2.6%
Boeing Co (a)	1,218,815	263,434,674
RTX Corp	762,892	164,189,616
		427,624,290
Air Freight & Logistics - 0.7%
FedEx Corp	379,389	116,624,179
Ground Transportation - 1.5%
CSX Corp	1,801,100	90,775,440
U-Haul Holding Co Class N	1,616,724	101,174,588
Uber Technologies Inc (a)	815,500	57,378,580
		249,328,608
Industrial Conglomerates - 0.6%
3M Co	549,616	96,886,308
Machinery - 5.3%
Cummins Inc	181,700	115,234,140
Deere & Co	132,200	78,350,974
Dover Corp	582,900	119,272,998
PACCAR Inc	1,196,838	158,796,466
Parker-Hannifin Corp	146,957	143,507,919
Westinghouse Air Brake Technologies Corp	851,259	247,597,193
		862,759,690
TOTAL INDUSTRIALS		1,753,223,075
Information Technology - 16.7%
Communications Equipment - 1.4%
Cisco Systems Inc	2,042,582	236,919,086
Electronic Equipment, Instruments & Components - 1.0%
Vontier Corp (b)	2,512,589	80,729,485
Zebra Technologies Corp Class A (a)	285,377	83,849,470
		164,578,955
IT Services - 0.7%
Amdocs Ltd	2,097,874	116,893,539
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp (a)	738,666	66,627,673
Software - 6.4%
Dolby Laboratories Inc Class A (b)	1,146,862	67,446,954
Gen Digital Inc	3,306,489	90,763,123
Microsoft Corp	1,417,575	658,775,454
Salesforce Inc	1,001,760	184,343,875
Synopsys Inc (a)	120,900	47,001,084
		1,048,330,490
Technology Hardware, Storage & Peripherals - 6.8%
Apple Inc	3,154,162	974,352,184
Dell Technologies Inc Class C	338,826	137,349,896
		1,111,702,080
TOTAL INFORMATION TECHNOLOGY		2,745,051,823
Materials - 3.5%
Chemicals - 1.2%
Corteva Inc	1,696,800	133,555,128
Scotts Miracle-Gro Co/The	1,064,400	69,909,792
		203,464,920
Construction Materials - 1.5%
CRH PLC	1,461,000	138,809,610
James Hardie Industries PLC (a)	3,757,400	98,782,046
		237,591,656
Containers & Packaging - 0.4%
Smurfit Westrock PLC	1,306,962	60,081,043
Metals & Mining - 0.4%
Steel Dynamics Inc	292,600	73,518,676
TOTAL MATERIALS		574,656,295
Real Estate - 3.6%
Health Care REITs - 0.9%
Ventas Inc	1,546,900	144,650,619
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	876,900	128,737,689
Retail REITs - 0.6%
Tanger Inc	2,597,861	105,629,028
Specialized REITs - 1.3%
Equinix Inc	126,650	129,091,812
Extra Space Storage Inc	551,830	81,692,913
		210,784,725
TOTAL REAL ESTATE		589,802,061
Utilities - 3.6%
Electric Utilities - 2.3%
American Electric Power Co Inc	686,900	87,820,165
Constellation Energy Corp	346,733	91,104,096
PG&E Corp	6,166,348	107,171,128
Xcel Energy Inc	1,246,800	97,499,760
		383,595,149
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	617,000	91,433,230
Multi-Utilities - 0.7%
Sempra	1,343,000	118,922,650
TOTAL UTILITIES		593,951,029
TOTAL UNITED STATES		15,705,880,668
TOTAL COMMON STOCKS (Cost $12,573,441,577)		16,111,842,504

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $153,278,404)	677,700	170,658,414

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	170,206,893	170,240,935
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	30,339,102	30,342,136
TOTAL MONEY MARKET FUNDS (Cost $200,567,564)			200,583,071

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,927,287,545)	16,483,083,989
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(24,020,238)
NET ASSETS - 100.0%	16,459,063,751

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	235,568,493	2,347,116,341	2,412,451,389	3,917,902	(7,157)	14,647	170,240,935	170,206,893
Fidelity Securities Lending Cash Central Fund	136,347,668	1,652,370,258	1,758,375,790	94,990	-	-	30,342,136	30,339,102
	371,916,161	3,999,486,599	4,170,827,179	4,012,892	(7,157)	14,647	200,583,071

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	529,340,895	529,340,895	-	-
Consumer Discretionary	1,863,752,492	1,863,752,492	-	-
Consumer Staples	1,119,783,217	1,119,783,217	-	-
Energy	952,814,157	905,825,906	46,988,251	-
Financials	3,166,931,278	3,166,931,278	-	-
Health Care	2,004,716,984	2,004,716,984	-	-
Industrials	1,753,223,075	1,753,223,075	-	-
Information Technology	2,962,871,021	2,962,871,021	-	-
Materials	574,656,295	574,656,295	-	-
Real Estate	589,802,061	589,802,061	-	-
Utilities	593,951,029	593,951,029	-	-

Domestic Equity Funds	170,658,414	170,658,414	-	-

Money Market Funds	200,583,071	200,583,071	-	-
Total Investments in Securities:	16,483,083,989	16,436,095,738	46,988,251	-
Fidelity® Series Stock Selector Large Cap Value Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$16,282,500,918
Investments in securities, at value - affiliated issuers	200,583,071
Foreign currency held at value	693,600
Receivable for investments sold	799,845,642
Receivable for fund shares sold	2,300
Dividends receivable	10,211,607
Distributions receivable from affiliated funds	365,364
Total assets	17,294,202,502
Liabilities
Payable for investments purchased	95,184,829
Payable for fund shares redeemed	709,588,296
Other payables and accrued expenses	23,490
Collateral on securities loaned	30,342,136
Total liabilities	835,138,751
Net Assets	$16,459,063,751
Net assets consist of:
Paid in capital	11,309,611,950
Total accumulated earnings (loss)	5,149,451,801
Net Assets	$16,459,063,751

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($16,459,063,751/1,018,012,193 shares)	$16.17

Other Information
Unaffiliated issuers, cost	12,726,719,981
Affiliated issuers, cost	200,567,564
Foreign currency holdings, cost	685,850
Securities loaned, market value	29,376,721
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$132,524,429
Dividends - affiliated issuers	4,012,892
Security lending income - unaffiliated issuers	9,225
Total investment income	136,546,546
Expenses
Custodian fees and expenses	76,108
Independent trustees' fees and expenses	22,058
Interest	12,376
Total expenses	110,542
Net investment income (loss)	136,436,004
Net realized gain (loss)
Investments - unaffiliated issuers	1,496,637,382
Investments - affiliated issuers	(7,157)
Foreign currency transactions	(1,075,085)
Net realized gain (loss)	1,495,555,140
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	101,245,903
Investments - affiliated issuers	14,647
Assets and liabilities in foreign currencies	(10,376)
Total change in net unrealized appreciation (depreciation)	101,250,174
Net gain (loss)	1,596,805,314
Net increase (decrease) in net assets resulting from operations	$1,733,241,318
Other Information
Income from securities lending - Affiliated Issuers	94,990

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$136,436,004	$260,316,375
Net realized gain (loss)	1,495,555,140	1,313,408,127
Change in net unrealized appreciation (depreciation)	101,250,174	411,422,175
Net increase (decrease) in net assets resulting from operations	1,733,241,318	1,985,146,677
Distributions to shareholders
Distributions to shareholders	(455,145,534)	(1,338,408,923)
Total distributions	(455,145,534)	(1,338,408,923)
Net increase (decrease) in net assets resulting from share transactions	(114,548,712)	2,034,104,687
Total increase (decrease) in net assets	1,163,547,072	2,680,842,441
Net Assets
Beginning of period	15,295,516,679	12,614,674,238
End of period	$16,459,063,751	$15,295,516,679
Financial Highlights
Fidelity® Series Stock Selector Large Cap Value Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$14.98	$14.39	$13.09	$12.61	$13.90	$12.64
Income from Investment Operations
Net investment income (loss) A, B	.13	.28	.29	.28	.25	.26
Net realized and unrealized gain (loss)	1.51	1.76	2.74	.86	(.03)	3.04
Total from investment operations	1.64	2.04	3.03	1.14	.22	3.30
Distributions
Distributions from net investment income	(.01)	(.28)	(.31)	(.28)	(.27)	(.27)
Distributions from net realized gain	(.44)	(1.16)	(1.42)	(.38)	(1.23)	(1.77)
Total distributions	(.45)	(1.45) C	(1.73)	(.66)	(1.51) C	(2.04)
Net asset value, end of period	$16.17	$14.98	$14.39	$13.09	$12.61	$13.90
Total Return D, E	11.37%	14.85%	23.72%	9.32%	2.10%	26.30%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of fee waivers, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of all reductions, if any	-% H, I	-% H	-% H	-% H	-% H	-% H
Ratio of net investment income (loss) to average net assets	1.72% I	1.95%	2.06%	2.25%	1.98%	1.75%
Net assets, end of period	$16,459,063,751	$15,295,516,679	$12,614,674,238	$10,505,711,463	$9,672,738,929	$10,883,597,016
Portfolio turnover rate J	123% I	76%	80%	72%	72%	81%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Series Value Discovery Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
CANADA - 1.7%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	1,221,027	79,270,726
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Imperial Oil Ltd (United States)	1,005,348	130,262,940
Materials - 0.5%
Chemicals - 0.5%
Nutrien Ltd (United States)	1,222,729	84,453,892
TOTAL CANADA		293,987,558
GERMANY - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer AG	1,271,520	70,563,998
IRELAND - 0.5%
Industrials - 0.5%
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	532,665	80,379,149
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP	1,472,115	5,343,777
SWITZERLAND - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
TE Connectivity PLC	413,194	84,989,874
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	215,811	87,241,597
UNITED KINGDOM - 4.0%
Consumer Staples - 1.5%
Personal Care Products - 0.5%
Unilever PLC ADR	1,318,400	83,599,744
Tobacco - 1.0%
British American Tobacco PLC ADR	2,903,529	176,099,034
TOTAL CONSUMER STAPLES		259,698,778
Health Care - 2.5%
Pharmaceuticals - 2.5%
Astrazeneca PLC (United States)	1,173,177	199,017,746
GSK PLC ADR	3,952,000	204,278,880
TOTAL HEALTH CARE		403,296,626
TOTAL UNITED KINGDOM		662,995,404
UNITED STATES - 91.6%
Communication Services - 4.2%
Entertainment - 1.4%
Warner Bros Discovery Inc (a)	9,075,842	238,694,645
Interactive Media & Services - 2.2%
Alphabet Inc Class A	412,628	146,949,210
Meta Platforms Inc Class A	390,364	217,319,542
		364,268,752
Media - 0.6%
Omnicom Group Inc (b)	1,325,706	104,333,062
TOTAL COMMUNICATION SERVICES		707,296,459
Consumer Discretionary - 12.5%
Broadline Retail - 7.6%
Amazon.com Inc (a)	4,689,680	1,273,623,295
Diversified Consumer Services - 0.8%
H&R Block Inc (b)	2,942,264	129,547,884
Hotels, Restaurants & Leisure - 0.4%
Domino's Pizza Inc	221,300	76,888,472
Household Durables - 0.6%
Mohawk Industries Inc (a)	461,800	56,847,580
Toll Brothers Inc	275,900	40,251,051
		97,098,631
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (a)	349,300	34,769,322
AutoNation Inc (a)	179,065	38,033,406
Group 1 Automotive Inc	60,500	17,349,584
Lithia Motors Inc	120,800	46,558,736
Lowe's Cos Inc	836,912	173,918,683
Murphy USA Inc	59,000	35,857,840
Ross Stores Inc	355,636	89,289,531
		435,777,102
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp (a)	495,889	48,041,726
PVH Corp	564,400	48,910,904
		96,952,630
TOTAL CONSUMER DISCRETIONARY		2,109,888,014
Consumer Staples - 6.7%
Beverages - 1.8%
Keurig Dr Pepper Inc	10,006,747	311,409,967
Consumer Staples Distribution & Retail - 1.8%
Kroger Co/The	2,015,690	116,385,941
Sprouts Farmers Market Inc (a)	879,471	76,654,692
Target Corp	760,786	109,925,969
		302,966,602
Food Products - 0.4%
Mondelez International Inc	995,325	62,018,701
Household Products - 2.7%
Colgate-Palmolive Co	1,189,222	108,575,968
Kimberly-Clark Corp (b)	1,424,234	155,683,019
Procter & Gamble Co/The	1,364,576	197,167,586
		461,426,573
TOTAL CONSUMER STAPLES		1,137,821,843
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
ConocoPhillips	2,456,782	295,993,095
ExxonMobil Holdings Corp	3,680,568	572,107,491
Shell PLC ADR	3,346,682	307,827,810
TOTAL ENERGY		1,175,928,396
Financials - 19.5%
Banks - 6.5%
Bank of America Corp	7,180,400	444,825,780
M&T Bank Corp	899,844	221,622,579
PNC Financial Services Group Inc/The	239,224	59,774,901
US Bancorp	2,228,400	140,411,484
Wells Fargo & Co	2,505,802	216,626,583
		1,083,261,327
Capital Markets - 3.5%
Ameriprise Financial Inc	193,052	105,375,504
Charles Schwab Corp/The	1,942,900	204,470,796
Moody's Corp	73,070	34,955,227
Northern Trust Corp	1,109,760	202,187,174
S&P Global Inc	84,529	34,820,031
		581,808,732
Consumer Finance - 0.9%
Capital One Financial Corp	759,200	158,680,392
Financial Services - 1.8%
Fiserv Inc (a)	720,796	38,879,736
Global Payments Inc	840,853	70,698,920
Sycamore Partners LLC rights (a)(c)	23,544,600	12,714,084
Visa Inc Class A	473,549	173,380,496
		295,673,236
Insurance - 6.3%
Chubb Ltd	902,739	316,572,513
Fidelity National Financial Inc	930,325	47,995,466
Hartford Insurance Group Inc/The	763,500	108,348,285
Marsh & McLennan Cos Inc	740,900	140,541,321
Travelers Companies Inc/The	936,070	350,427,165
Willis Towers Watson PLC	309,600	104,000,832
		1,067,885,582
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management Inc	3,684,278	83,706,796
TOTAL FINANCIALS		3,271,016,065
Health Care - 12.2%
Biotechnology - 2.2%
Biogen Inc (a)	586,818	119,094,713
Gilead Sciences Inc	1,994,873	259,752,413
		378,847,126
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp (a)	3,378,273	157,866,697
Cooper Cos Inc/The (a)	1,075,547	77,783,559
		235,650,256
Health Care Providers & Services - 4.7%
Cigna Group/The	552,679	154,225,075
CVS Health Corp	1,092,600	114,100,218
Elevance Health Inc	307,619	115,615,525
Henry Schein Inc (a)	758,000	64,998,500
Labcorp Holdings Inc	321,973	99,554,052
UnitedHealth Group Inc	598,207	247,896,981
		796,390,351
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific Inc	339,900	195,204,570
Pharmaceuticals - 2.7%
Merck & Co Inc	2,981,043	388,131,799
Pfizer Inc rights (a)(c)	235,125	1,267,324
Viatris Inc	3,612,943	63,443,279
		452,842,402
TOTAL HEALTH CARE		2,058,934,705
Industrials - 9.9%
Aerospace & Defense - 0.8%
Textron Inc	1,586,700	135,282,042
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	70,906	10,474,943
Expeditors International of Washington Inc	338,000	56,746,820
FedEx Corp	263,049	80,861,263
United Parcel Service Inc Class B	699,914	72,945,037
		221,028,063
Building Products - 0.1%
A O Smith Corp	145,320	8,738,092
Commercial Services & Supplies - 0.6%
Tetra Tech Inc	2,881,900	95,563,804
Electrical Equipment - 0.8%
Acuity Inc	350,387	115,063,587
Regal Rexnord Corp (b)	83,444	17,125,212
		132,188,799
Ground Transportation - 0.0%
Knight-Swift Transportation Holdings Inc	68,891	4,789,991
Machinery - 3.8%
Allison Transmission Holdings Inc	1,078,300	123,508,482
Deere & Co	277,650	164,554,826
Dover Corp	433,600	88,723,232
Mueller Industries Inc	509,400	33,829,254
PACCAR Inc	455,100	60,382,668
Pentair PLC	762,257	49,882,098
Westinghouse Air Brake Technologies Corp	425,900	123,877,274
		644,757,834
Professional Services - 1.9%
ExlService Holdings Inc (a)	2,371,400	80,461,602
KBR Inc	701,168	25,669,760
Leidos Holdings Inc	380,729	44,012,272
Maximus Inc	681,077	41,034,889
Paycom Software Inc	108,225	17,744,571
SS&C Technologies Holdings Inc	1,356,353	104,507,000
		313,430,094
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	249,576	58,483,144
Rush Enterprises Inc Class A	634,879	50,656,995
		109,140,139
TOTAL INDUSTRIALS		1,664,918,858
Information Technology - 13.7%
Communications Equipment - 0.3%
Cisco Systems Inc	550,379	63,838,460
Electronic Equipment, Instruments & Components - 0.5%
TD SYNNEX Corp	358,430	91,650,551
IT Services - 0.6%
GoDaddy Inc Class A (a)	1,171,415	96,922,877
Semiconductors & Semiconductor Equipment - 0.6%
Skyworks Solutions Inc (b)	1,553,957	96,780,442
Software - 7.2%
Gen Digital Inc	5,865,528	161,008,743
Microsoft Corp	1,911,812	888,457,273
Salesforce Inc	876,036	161,208,145
		1,210,674,161
Technology Hardware, Storage & Peripherals - 4.5%
Apple Inc	2,449,512	756,678,752
TOTAL INFORMATION TECHNOLOGY		2,316,545,243
Materials - 3.3%
Chemicals - 1.1%
Cabot Corp (b)	501,826	44,170,725
Corteva Inc	1,848,069	145,461,511
		189,632,236
Containers & Packaging - 0.8%
Crown Holdings Inc	973,647	114,744,299
Graphic Packaging Holding CO	1,554,082	16,675,299
		131,419,598
Metals & Mining - 1.4%
Coeur Mining Inc (b)	4,880,400	72,766,764
Newmont Corp	1,764,365	165,338,644
		238,105,408
TOTAL MATERIALS		559,157,242
Real Estate - 0.9%
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	309,448	109,863,323
Specialized REITs - 0.2%
Lamar Advertising Co Class A	238,300	38,118,467
TOTAL REAL ESTATE		147,981,790
Utilities - 1.7%
Electric Utilities - 1.5%
Eversource Energy	1,681,300	120,364,267
PG&E Corp	7,524,100	130,768,858
		251,133,125
Gas Utilities - 0.2%
UGI Corp	1,029,000	37,167,480
TOTAL UTILITIES		288,300,605
TOTAL UNITED STATES		15,437,789,220
TOTAL COMMON STOCKS (Cost $13,248,996,517)		16,723,290,577

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.69	270,791,269	270,845,428
Fidelity Securities Lending Cash Central Fund (d)(e)	3.72	93,997,511	94,006,911
TOTAL MONEY MARKET FUNDS (Cost $364,825,260)			364,852,339

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $13,613,821,777)	17,088,142,916
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(225,385,806)
NET ASSETS - 100.0%	16,862,757,110

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	124,584,135	1,801,706,493	1,655,466,245	3,328,996	(6,034)	27,079	270,845,428	270,791,269
Fidelity Securities Lending Cash Central Fund	29,944,726	764,816,569	700,754,384	56,449	-	-	94,006,911	93,997,511
	154,528,861	2,566,523,062	2,356,220,629	3,385,445	(6,034)	27,079	364,852,339

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	707,296,459	707,296,459	-	-
Consumer Discretionary	2,109,888,014	2,109,888,014	-	-
Consumer Staples	1,476,791,347	1,476,791,347	-	-
Energy	1,311,535,113	1,311,535,113	-	-
Financials	3,271,016,065	3,258,301,981	-	12,714,084
Health Care	2,532,795,329	2,460,964,007	70,563,998	1,267,324
Industrials	1,745,298,007	1,745,298,007	-	-
Information Technology	2,488,776,714	2,488,776,714	-	-
Materials	643,611,134	643,611,134	-	-
Real Estate	147,981,790	147,981,790	-	-
Utilities	288,300,605	288,300,605	-	-

Money Market Funds	364,852,339	364,852,339	-	-
Total Investments in Securities:	17,088,142,916	17,003,597,510	70,563,998	13,981,408
Fidelity® Series Value Discovery Fund
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$16,723,290,577
Investments in securities, at value - affiliated issuers	364,852,339
Foreign currency held at value	1,103,784
Receivable for investments sold	880,904,846
Receivable for fund shares sold	2,093
Dividends receivable	11,391,552
Distributions receivable from affiliated funds	501,227
Total assets	17,982,046,418
Liabilities
Payable for investments purchased	147,194,830
Payable for fund shares redeemed	878,071,590
Other payables and accrued expenses	17,903
Collateral on securities loaned	94,004,985
Total liabilities	1,119,289,308
Net Assets	$16,862,757,110
Net assets consist of:
Paid in capital	11,080,413,115
Total accumulated earnings (loss)	5,782,343,995
Net Assets	$16,862,757,110

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($16,862,757,110/862,030,391 shares)	$19.56

Other Information
Unaffiliated issuers, cost	13,248,996,517
Affiliated issuers, cost	364,825,260
Foreign currency holdings, cost	1,102,260
Securities loaned, market value	268,018,479
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$143,637,339
Dividends - affiliated issuers	3,385,445
Security lending income - unaffiliated issuers	34,834
Interest	41,320
Total investment income	147,098,938
Expenses
Custodian fees and expenses	48,461
Independent trustees' fees and expenses	22,533
Total expenses	70,994
Expense reimbursements and reductions	(5,541)
Total expenses after reductions	65,453
Net investment income (loss)	147,033,485
Net realized gain (loss)
Investments - unaffiliated issuers	2,182,322,238
Investments - affiliated issuers	(6,034)
Foreign currency transactions	(13,341)
Net realized gain (loss)	2,182,302,863
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(212,609,471)
Investments - affiliated issuers	27,079
Assets and liabilities in foreign currencies	(142,137)
Total change in net unrealized appreciation (depreciation)	(212,724,529)
Net gain (loss)	1,969,578,334
Net increase (decrease) in net assets resulting from operations	$2,116,611,819
Other Information
Income from securities lending - Affiliated Issuers	56,449

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$147,033,485	$309,976,084
Net realized gain (loss)	2,182,302,863	1,017,322,358
Change in net unrealized appreciation (depreciation)	(212,724,529)	1,183,531,155
Net increase (decrease) in net assets resulting from operations	2,116,611,819	2,510,829,597
Distributions to shareholders
Distributions to shareholders	(417,299,412)	(941,889,244)
Total distributions	(417,299,412)	(941,889,244)
Net increase (decrease) in net assets resulting from share transactions	(413,189,998)	1,277,178,073
Total increase (decrease) in net assets	1,286,122,409	2,846,118,426
Net Assets
Beginning of period	15,576,634,701	12,730,516,275
End of period	$16,862,757,110	$15,576,634,701
Financial Highlights
Fidelity® Series Value Discovery Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$17.70	$15.88	$14.87	$15.21	$16.34	$14.29
Income from Investment Operations
Net investment income (loss) A, B	.16	.37	.38	.36	.32	.31
Net realized and unrealized gain (loss)	2.18	2.58	1.38	.06	(.10)	3.15
Total from investment operations	2.34	2.95	1.76	.42	.22	3.46
Distributions
Distributions from net investment income	(.02)	(.37)	(.38)	(.35)	(.32)	(.33)
Distributions from net realized gain	(.46)	(.76)	(.37)	(.41)	(1.03)	(1.08)
Total distributions	(.48)	(1.13)	(.75)	(.76)	(1.35)	(1.41)
Net asset value, end of period	$19.56	$17.70	$15.88	$14.87	$15.21	$16.34
Total Return C, D	13.63%	19.07%	11.85%	2.93%	1.55%	24.35%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	-% G, H	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of fee waivers, if any	-% G, H	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of all reductions, if any	-% G, H	-% G	-% G	-% G	-% G	-% G
Ratio of net investment income (loss) to average net assets	1.81% H	2.27%	2.37%	2.43%	2.12%	1.87%
Net assets, end of period	$16,862,757,110	$15,576,634,701	$12,730,516,275	$10,232,843,976	$9,006,991,977	$9,131,186,679
Portfolio turnover rate I	111% H	65%	50%	32%	35%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Series All-Sector Equity Fund, Fidelity® Series Stock Selector Large Cap Value Fund, and Fidelity® Series Value Discovery Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with each Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, futures transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series All-Sector Equity Fund	3,221,029,083	2,559,189,779	(81,160,327)	2,478,029,452

Fidelity® Series Stock Selector Large Cap Value Fund	12,970,696,841	3,848,582,850	(336,195,702)	3,512,387,148

Fidelity® Series Value Discovery Fund	13,662,829,569	3,728,991,799	(303,678,452)	3,425,313,347

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity® Series All-Sector Equity Fund
Equity Risk
Futures Contracts	363,056	-	2,808,340	(174,564)
Total Equity Risk	363,056	-	2,808,340	(174,564)
Totals	363,056	-	2,808,340	(174,564)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series All-Sector Equity Fund
Futures	47,334,596

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series All-Sector Equity Fund	1,900,810,859	1,792,499,992
Fidelity® Series Stock Selector Large Cap Value Fund	9,596,843,116	9,956,093,556
Fidelity® Series Value Discovery Fund	8,838,832,564	9,528,049,415

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides each Fund with investment management related services.

Each Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Series All-Sector Equity Fund	19,038
Fidelity® Series Stock Selector Large Cap Value Fund	64,176
Fidelity® Series Value Discovery Fund	45,501

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, Fidelity® Series All-Sector Equity Fund, Fidelity® Series Stock Selector Large Cap Value Fund, and Fidelity® Series Value Discovery Fund had no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Series Stock Selector Large Cap Value Fund	Borrower	115,269,000	3.87	12,376

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Series All-Sector Equity Fund	89,552,733	126,787,987	22,495,002
Fidelity® Series Stock Selector Large Cap Value Fund	1,275,207,671	1,453,164,524	333,131,592
Fidelity® Series Value Discovery Fund	1,495,083,926	1,624,922,701	574,482,826

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series All-Sector Equity Fund	3,507	558	-

Fidelity® Series Stock Selector Large Cap Value Fund	10,951	-	-

Fidelity® Series Value Discovery Fund	9,924	3	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Series All-Sector Equity Fund	27,929,008
Fidelity® Series Value Discovery Fund	182,734,873

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Value Discovery Fund	5,541

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Series All-Sector Equity Fund
Fidelity® Series All-Sector Equity Fund	124,982,313	328,598,934
Total	124,982,313	328,598,934

Fidelity® Series Stock Selector Large Cap Value Fund
Fidelity® Series Stock Selector Large Cap Value Fund	455,145,534	1,338,408,923
Total	455,145,534	1,338,408,923

Fidelity® Series Value Discovery Fund
Fidelity® Series Value Discovery Fund	417,299,412	941,889,244
Total	417,299,412	941,889,244

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Series All-Sector Equity Fund
Shares sold	27,439,963	60,492,160	391,760,071	788,169,973
Reinvestment of distributions	9,577,189	24,333,341	124,982,313	328,598,934
Shares redeemed	(21,868,394)	(42,259,758)	(328,040,583)	(559,837,810)
Net increase (decrease)	15,148,758	42,565,743	188,701,801	556,931,097
Fidelity® Series Stock Selector Large Cap Value Fund
Shares sold	91,297,883	179,599,055	1,398,035,752	2,649,900,455
Reinvestment of distributions	32,417,773	93,804,117	455,145,534	1,338,408,923
Shares redeemed	(126,512,389)	(129,511,125)	(1,967,729,998)	(1,954,204,691)
Net increase (decrease)	(2,796,733)	143,892,047	(114,548,712)	2,034,104,687
Fidelity® Series Value Discovery Fund
Shares sold	79,387,317	159,958,968	1,448,454,646	2,694,967,418
Reinvestment of distributions	24,839,251	56,338,265	417,299,412	941,889,244
Shares redeemed	(122,355,192)	(137,616,767)	(2,278,944,056)	(2,359,678,589)
Net increase (decrease)	(18,128,624)	78,680,466	(413,189,998)	1,277,178,073

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series All-Sector Equity Fund
Fidelity Series Stock Selector Large Cap Value Fund
Fidelity Series Value Discovery Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue each fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of each fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under each fund's Advisory Contracts; or (iv) the day-to-day management of each fund or the persons primarily responsible for such management. The Board also considered that since its last approval of each fund's Advisory Contracts, FMR had provided additional information on the funds in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contracts was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the funds' investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts, as the funds are not publicly offered as a stand-alone investment product. In this regard, the Board noted that each fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse each fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through May 31, 2029.
Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of the funds and all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions.
Economies of Scale. The Board concluded that because each fund pays no advisory fees and FMR bears all expenses of each fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew each fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through July 31, 2027.

1.956974.113
EDT-LDT-SANN-0926
Fidelity® Mid Cap Value K6 Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value K6 Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.4%
	Shares	Value ($)
BERMUDA - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Marex Group Ltd	16,068	1,043,135
CANADA - 1.8%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (b)	19,100	1,057,289
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cenovus Energy Inc (United States)	34,042	1,027,728
Imperial Oil Ltd	8,600	1,114,991
TOTAL ENERGY		2,142,719
Materials - 0.4%
Paper & Forest Products - 0.4%
Interfor Corp (a)	104,500	917,640
TOTAL CANADA		4,117,648
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	5,508	498,915
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA depository receipt	18,075	1,267,781
SWITZERLAND - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Garrett Motion Inc	32,356	1,007,889
UNITED KINGDOM - 0.7%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC ADR	17,949	1,088,607
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	18,500	621,514
TOTAL UNITED KINGDOM		1,710,121
UNITED STATES - 94.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.3%
Csquare Inc	34,677	692,152
Entertainment - 0.4%
Warner Bros Discovery Inc (a)	37,018	973,573
Media - 0.6%
Nexstar Media Group Inc	7,052	1,343,618
TOTAL COMMUNICATION SERVICES		3,009,343
Consumer Discretionary - 8.4%
Automobile Components - 1.1%
Patrick Industries Inc (b)	20,416	1,685,341
Versigent PLC	20,600	851,810
		2,537,151
Distributors - 0.7%
Genuine Parts Co	12,956	1,611,338
Diversified Consumer Services - 1.1%
Driven Brands Holdings Inc (a)	71,784	1,024,357
Laureate Education Inc (a)	42,683	1,635,186
		2,659,543
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp Ltd	85,241	2,370,552
Expedia Group Inc Class A	3,589	1,057,822
Hilton Grand Vacations Inc (a)	20,124	928,521
		4,356,895
Household Durables - 1.2%
KB Home	14,640	804,761
Leggett & Platt Inc	23,129	226,664
PulteGroup Inc	11,266	1,424,811
Somnigroup International Inc	5,555	362,908
		2,819,144
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	12,000	741,477
Specialty Retail - 1.9%
Academy Sports & Outdoors Inc	10,565	501,309
Bath & Body Works Inc	43,641	878,057
Lithia Motors Inc	3,885	1,497,358
Signet Jewelers Ltd	10,765	1,000,069
Upbound Group Inc	39,593	767,708
		4,644,501
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (a)	5,345	684,213
TOTAL CONSUMER DISCRETIONARY		20,054,262
Consumer Staples - 4.9%
Beverages - 1.3%
Keurig Dr Pepper Inc	56,739	1,765,718
Primo Brands Corp Class A	56,945	1,292,651
		3,058,369
Consumer Staples Distribution & Retail - 1.8%
Performance Food Group Co (a)	16,818	1,923,812
Sprouts Farmers Market Inc (a)	7,812	680,894
US Foods Holding Corp (a)	16,711	1,680,959
		4,285,665
Food Products - 0.8%
Bunge Global SA	7,925	841,873
Darling Ingredients Inc (a)	16,841	1,021,238
		1,863,111
Personal Care Products - 1.0%
Kenvue Inc	126,847	2,440,536
TOTAL CONSUMER STAPLES		11,647,681
Energy - 5.4%
Energy Equipment & Services - 1.9%
Baker Hughes Co Class A	45,445	2,748,968
Noble Corp PLC (b)	27,063	1,147,471
Weatherford International PLC	7,454	654,387
		4,550,826
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc	7,895	2,080,885
Marathon Petroleum Corp	8,122	2,570,370
Sunoco LP	12,577	964,530
Targa Resources Corp	5,965	1,612,757
Valero Energy Corp	3,637	1,138,017
		8,366,559
TOTAL ENERGY		12,917,385
Financials - 16.9%
Banks - 3.2%
East West Bancorp Inc	11,493	1,505,583
First Citizens BancShares Inc/NC Class A	681	1,489,109
M&T Bank Corp	6,753	1,663,196
Pinnacle Financial Partners Inc	14,528	1,528,781
Western Alliance Bancorp	16,795	1,351,830
		7,538,499
Capital Markets - 2.6%
Ameriprise Financial Inc	2,362	1,289,274
LPL Financial Holdings Inc	4,643	1,642,229
Raymond James Financial Inc	8,432	1,483,863
State Street Corp	9,674	1,781,564
		6,196,930
Consumer Finance - 2.7%
Capital One Financial Corp	8,600	1,797,486
Credit Acceptance Corp (a)	1,935	1,100,841
FirstCash Holdings Inc	5,882	1,199,987
OneMain Holdings Inc	24,216	1,515,437
SLM Corp	30,006	780,006
		6,393,757
Financial Services - 4.6%
Apollo Global Management Inc	14,053	1,764,916
Corebridge Financial Inc	50,377	1,571,259
Corpay Inc (a)	3,672	1,403,108
Fiserv Inc (a)	34,247	1,847,284
Global Payments Inc	18,459	1,552,033
Remitly Global Inc (a)	44,221	1,006,912
Voya Financial Inc	7,008	696,805
WEX Inc (a)	6,319	1,181,400
		11,023,717
Insurance - 3.8%
First American Financial Corp	7,708	578,023
Globe Life Inc	9,074	1,653,737
Hartford Insurance Group Inc/The	15,319	2,173,919
Reinsurance Group of America Inc	6,786	1,607,264
Ryan Specialty Holdings Inc Class A	31,135	1,374,922
Travelers Companies Inc/The	4,201	1,572,686
		8,960,551
TOTAL FINANCIALS		40,113,454
Health Care - 11.8%
Biotechnology - 0.4%
Moderna Inc (a)	15,528	851,245
Health Care Equipment & Supplies - 3.1%
Baxter International Inc	45,385	1,187,272
Boston Scientific Corp (a)	18,940	885,066
DENTSPLY SIRONA Inc (b)	60,020	802,467
GE HealthCare Technologies Inc	23,923	1,627,242
Haemonetics Corp (a)	8,535	730,084
Lantheus Holdings Inc (a)	4,333	431,740
Solventum Corp (a)	20,915	1,786,978
		7,450,849
Health Care Providers & Services - 6.6%
Acadia Healthcare Co Inc (a)	65,538	1,941,236
Cencora Inc	4,152	1,292,684
Cigna Group/The	3,533	985,883
Humana Inc	3,602	1,310,624
Molina Healthcare Inc (a)	10,548	2,063,400
PACS Group Inc (a)(b)	104,890	4,825,989
Tenet Healthcare Corp (a)	12,864	3,277,490
		15,697,306
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International Inc (a)	5,033	1,170,223
ICON PLC (a)	11,514	1,883,287
Sotera Health Co (a)	59,000	1,053,740
		4,107,250
TOTAL HEALTH CARE		28,106,650
Industrials - 18.9%
Aerospace & Defense - 0.5%
Textron Inc	14,257	1,215,552
Air Freight & Logistics - 0.5%
GXO Logistics Inc (a)	23,254	1,166,421
Building Products - 3.3%
Allegion plc	8,885	1,398,499
Gibraltar Industries Inc (a)	9,200	388,792
Griffon Corp	16,108	1,388,026
Hayward Holdings Inc (a)	64,171	970,907
Louisiana-Pacific Corp	14,047	1,017,424
Masterbrand Inc (a)(b)	113,934	939,956
Resideo Technologies Inc (a)	31,265	1,072,390
UFP Industries Inc	7,552	655,060
		7,831,054
Commercial Services & Supplies - 1.7%
Brink's Co/The	6,369	754,408
Clean Harbors Inc (a)	2,902	907,978
Copart Inc (a)	31,155	907,234
HNI Corp	9,655	434,571
MillerKnoll Inc	41,638	937,688
		3,941,879
Construction & Engineering - 1.5%
AECOM	21,231	1,536,912
Centuri Holdings Inc (a)	19,064	530,741
IES Holdings Inc (a)	931	693,167
WillScot Holdings Corp	29,981	727,939
		3,488,759
Electrical Equipment - 1.2%
Acuity Inc	3,832	1,258,390
Regal Rexnord Corp	7,576	1,554,823
		2,813,213
Ground Transportation - 0.4%
U-Haul Holding Co Class N	16,165	1,011,606
Machinery - 4.6%
Allison Transmission Holdings Inc	12,321	1,411,247
CNH Industrial NV Class A	102,468	1,050,297
Flowserve Corp	20,140	1,530,439
Gates Industrial Corp Ltd	34,517	965,786
Midera Food Processing Inc	18,120	868,854
Mueller Industries Inc	36,708	2,437,778
Oshkosh Corp	7,630	1,086,588
Otis Worldwide Corp	13,130	944,704
Terex Corp	11,214	704,687
		11,000,380
Marine Transportation - 0.4%
Matson Inc	4,963	1,005,453
Passenger Airlines - 0.6%
United Airlines Holdings Inc (a)	11,396	1,382,677
Professional Services - 2.3%
First Advantage Corp (a)(b)	20,831	413,287
KBR Inc	36,771	1,346,186
Parsons Corp (a)	15,300	676,413
SS&C Technologies Holdings Inc	20,488	1,578,601
TransUnion	17,919	1,408,792
		5,423,279
Trading Companies & Distributors - 1.9%
Core & Main Inc Class A (a)	24,442	1,074,715
Herc Holdings Inc	9,914	1,488,488
McGrath RentCorp	7,424	854,873
Rush Enterprises Inc Class A	13,867	1,106,448
		4,524,524
TOTAL INDUSTRIALS		44,804,797
Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics Inc (a)	5,550	1,201,964
Avnet Inc	12,240	1,087,402
Sanmina Corp (a)	8,995	1,669,112
TD SYNNEX Corp	9,696	2,479,267
		6,437,745
IT Services - 0.9%
EPAM Systems Inc (a)(b)	8,200	865,592
GoDaddy Inc Class A (a)	14,087	1,165,558
		2,031,150
Semiconductors & Semiconductor Equipment - 2.8%
Axcelis Technologies Inc (a)	4,923	641,861
First Solar Inc (a)	2,867	605,023
GlobalFoundries Inc	7,984	399,120
ON Semiconductor Corp (a)	22,438	1,831,165
Penguin Solutions Inc (a)	31,095	1,636,530
Qnity Electronics Inc	4,873	639,240
Qorvo Inc (a)	10,625	962,306
		6,715,245
Software - 0.5%
Gen Digital Inc	43,020	1,180,899
Octave Intelligence PLC Class B	4,900	89,376
		1,270,275
Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp	6,645	3,620,462
TOTAL INFORMATION TECHNOLOGY		20,074,877
Materials - 5.9%
Chemicals - 2.2%
Avient Corp	17,539	637,016
Corteva Inc	27,902	2,196,167
Mosaic Co/The	13,695	302,933
RPM International Inc	9,875	1,057,316
Scotts Miracle-Gro Co/The	14,348	942,377
		5,135,809
Construction Materials - 0.6%
CRH PLC	9,836	934,518
James Hardie Industries PLC (a)	30,406	799,374
		1,733,892
Containers & Packaging - 1.2%
Graphic Packaging Holding CO	108,712	1,166,480
Smurfit Westrock PLC	35,003	1,609,088
		2,775,568
Metals & Mining - 1.9%
Coeur Mining Inc (b)	75,470	1,125,258
Reliance Inc	2,883	1,170,786
Steel Dynamics Inc	8,935	2,245,008
		4,541,052
TOTAL MATERIALS		14,186,321
Real Estate - 5.8%
Health Care REITs - 1.1%
Welltower Inc	10,996	2,577,902
Industrial REITs - 0.6%
Americold Realty Trust Inc	104,840	1,477,196
Real Estate Management & Development - 1.4%
Compass Inc Class A (a)	72,119	821,435
Jones Lang LaSalle Inc (a)	7,373	2,617,637
		3,439,072
Residential REITs - 0.3%
Sun Communities Inc	6,706	828,056
Retail REITs - 0.5%
Macerich Co/The	48,403	1,250,734
Specialized REITs - 1.9%
Equinix Inc	694	707,380
Iron Mountain Inc	12,389	1,515,422
Public Storage	6,500	2,107,106
		4,329,908
TOTAL REAL ESTATE		13,902,868
Utilities - 6.7%
Electric Utilities - 4.2%
Constellation Energy Corp	2,899	761,712
Eversource Energy	20,498	1,467,452
NRG Energy Inc	10,238	1,374,861
PG&E Corp	124,150	2,157,727
PPL Corp	46,177	1,625,892
Xcel Energy Inc	32,875	2,570,826
		9,958,470
Gas Utilities - 0.6%
UGI Corp	36,342	1,312,673
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	8,280	1,227,013
Multi-Utilities - 1.5%
CenterPoint Energy Inc	41,940	1,763,157
Sempra	20,174	1,786,408
		3,549,565
TOTAL UTILITIES		16,047,721
TOTAL UNITED STATES		224,865,359
TOTAL COMMON STOCKS (Cost $202,519,148)		234,510,848

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	1,671,457	1,671,791
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	502,957	503,008
TOTAL MONEY MARKET FUNDS (Cost $2,174,657)			2,174,799

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $204,693,805)	236,685,647
NET OTHER ASSETS (LIABILITIES) - 0.7%	1,766,000
NET ASSETS - 100.0%	238,451,647

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	-	86,510,569	84,838,621	15,632	(299)	142	1,671,791	1,671,457
Fidelity Securities Lending Cash Central Fund	1,786,148	20,380,445	21,663,585	4,399	-	-	503,008	502,957
	1,786,148	106,891,014	106,502,206	20,031	(299)	142	2,174,799

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,009,343	3,009,343	-	-
Consumer Discretionary	22,119,440	22,119,440	-	-
Consumer Staples	12,736,288	12,736,288	-	-
Energy	15,681,618	15,681,618	-	-
Financials	41,156,589	41,156,589	-	-
Health Care	28,605,565	28,605,565	-	-
Industrials	44,804,797	44,804,797	-	-
Information Technology	20,074,877	20,074,877	-	-
Materials	16,371,742	16,371,742	-	-
Real Estate	13,902,868	13,902,868	-	-
Utilities	16,047,721	16,047,721	-	-

Money Market Funds	2,174,799	2,174,799	-	-
Total Investments in Securities:	236,685,647	236,685,647	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$234,510,848
Investments in securities, at value - affiliated issuers	2,174,799
Cash	10,369
Receivable for investments sold	489,101
Receivable for fund shares sold	2,850,857
Dividends receivable	32,636
Distributions receivable from affiliated funds	8,471
Total assets	240,077,081
Liabilities
Payable for investments purchased	1,001,300
Payable for fund shares redeemed	39,503
Accrued management fee	81,666
Other payables and accrued expenses	5
Collateral on securities loaned	502,960
Total liabilities	1,625,434
Net Assets	$238,451,647
Net assets consist of:
Paid in capital	194,346,986
Total accumulated earnings (loss)	44,104,661
Net Assets	$238,451,647

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($238,451,647/14,998,083 shares)	$15.90

Other Information
Unaffiliated issuers, cost	202,519,148
Affiliated issuers, cost	2,174,657
Securities loaned, market value	7,010,062
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$918,968
Dividends - affiliated issuers	20,031
Security lending income - unaffiliated issuers	1,123
Total investment income	940,122
Expenses
Management fee	318,986
Independent trustees' fees and expenses	165
Total expenses	319,151
Net investment income (loss)	620,971
Net realized gain (loss)
Investments - unaffiliated issuers	11,791,096
Investments - affiliated issuers	(299)
Foreign currency transactions	(468)
Net realized gain (loss)	11,790,329
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	12,924,850
Investments - affiliated issuers	142
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)	12,924,976
Net gain (loss)	24,715,305
Net increase (decrease) in net assets resulting from operations	$25,336,276
Other Information
Income from securities lending - Affiliated Issuers	4,399

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$620,971	$788,209
Net realized gain (loss)	11,790,329	3,671,632
Change in net unrealized appreciation (depreciation)	12,924,976	13,907,165
Net increase (decrease) in net assets resulting from operations	25,336,276	18,367,006
Distributions to shareholders
Distributions to shareholders	(2,563,355)	(3,338,570)
Total distributions	(2,563,355)	(3,338,570)
Net increase (decrease) in net assets resulting from share transactions	112,161,723	58,370,833
Total increase (decrease) in net assets	134,934,644	73,399,269
Net Assets
Beginning of period	103,517,003	30,117,734
End of period	$238,451,647	$103,517,003
Financial Highlights
Fidelity® Mid Cap Value K6 Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$13.64	$12.72	$14.76	$13.65	$13.55	$10.64
Income from Investment Operations
Net investment income (loss) A, B	.06	.14	.21	.20	.19 C	.19
Net realized and unrealized gain (loss)	2.53	1.65	2.50	1.10	.12	2.91
Total from investment operations	2.59	1.79	2.71	1.30	.31	3.10
Distributions
Distributions from net investment income	-	(.11) D	(.37) D	(.17)	(.21)	(.19)
Distributions from net realized gain	(.33)	(.76) D	(4.38) D	(.03)	-	-
Total distributions	(.33)	(.87)	(4.75)	(.19) E	(.21)	(.19)
Net asset value, end of period	$15.90	$13.64	$12.72	$14.76	$13.65	$13.55
Total Return F, G	19.54%	15.20%	19.49%	9.58%	2.41%	29.17%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Ratio of net investment income (loss) to average net assets	.87% J	1.12%	1.29%	1.48%	1.45% C	1.45%
Net assets, end of period	$238,451,647	$103,517,003	$30,117,734	$40,313,146	$36,374,418	$34,992,221
Portfolio turnover rate K	86% J	97% L	140%	84% L	85% L	100%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns for periods of less than one year are not annualized.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Mid Cap Value K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Mid Cap Value K6 Fund	205,180,300	36,156,875	(4,651,528)	31,505,347

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Mid Cap Value K6 Fund	169,299,009	62,707,350

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity® Mid Cap Value K6 Fund	1,983,981	22,795,942

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Mid Cap Value K6 Fund	0.45

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Mid Cap Value K6 Fund	1,269

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Mid Cap Value K6 Fund	6,030,415	4,606,731	1,373,695

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Mid Cap Value K6 Fund	570	76	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Mid Cap Value K6 Fund	6,718,522

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Mid Cap Value K6 Fund
Fidelity® Mid Cap Value K6 Fund	2,563,355	3,338,570
Total	2,563,355	3,338,570

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Mid Cap Value K6 Fund
Shares sold	8,343,781	6,404,821	126,188,254	72,575,825
Reinvestment of distributions	197,637	272,642	2,563,356	3,338,570
Shares redeemed	(1,130,951)	(1,457,101)	(16,589,887)	(17,543,562)
Net increase (decrease)	7,410,467	5,220,362	112,161,723	58,370,833

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from the inception. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9883982.109
MCVK6-SANN-0926
Fidelity® Mid Cap Value Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Value Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
BERMUDA - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
Marex Group Ltd	160,600	10,426,152
CANADA - 1.7%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (b)	190,500	10,545,208
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cenovus Energy Inc (United States)	339,746	10,256,932
Imperial Oil Ltd	84,500	10,955,434
TOTAL ENERGY		21,212,366
Materials - 0.4%
Paper & Forest Products - 0.4%
Interfor Corp (a)	1,042,300	9,152,700
TOTAL CANADA		40,910,274
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	55,052	4,986,610
LUXEMBOURG - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA depository receipt	177,800	12,470,892
SWITZERLAND - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Garrett Motion Inc	317,900	9,902,585
UNITED KINGDOM - 0.7%
Consumer Staples - 0.5%
Tobacco - 0.5%
British American Tobacco PLC ADR	179,400	10,880,610
Energy - 0.2%
Energy Equipment & Services - 0.2%
Subsea 7 SA	184,100	6,184,905
TOTAL UNITED KINGDOM		17,065,515
UNITED STATES - 96.0%
Communication Services - 1.2%
Diversified Telecommunication Services - 0.2%
Csquare Inc	345,900	6,904,164
Entertainment - 0.4%
Warner Bros Discovery Inc (a)	370,000	9,731,000
Media - 0.6%
Nexstar Media Group Inc	69,614	13,263,555
TOTAL COMMUNICATION SERVICES		29,898,719
Consumer Discretionary - 8.6%
Automobile Components - 1.1%
Patrick Industries Inc (b)	203,962	16,837,063
Versigent PLC	205,900	8,513,965
		25,351,028
Distributors - 0.7%
Genuine Parts Co	129,200	16,068,604
Diversified Consumer Services - 1.1%
Driven Brands Holdings Inc (a)	717,500	10,238,725
Laureate Education Inc (a)	426,622	16,343,889
		26,582,614
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp Ltd	852,000	23,694,120
Expedia Group Inc Class A	35,400	10,433,796
Hilton Grand Vacations Inc (a)	201,254	9,285,860
		43,413,776
Household Durables - 1.3%
KB Home	146,326	8,043,540
Leggett & Platt Inc	160,140	1,569,372
PulteGroup Inc	112,600	14,240,522
Somnigroup International Inc	98,566	6,439,317
		30,292,751
Leisure Products - 0.3%
BRP Inc Subordinate Voting Shares	119,900	7,408,594
Specialty Retail - 2.0%
Academy Sports & Outdoors Inc	146,667	6,959,349
Bath & Body Works Inc	436,200	8,776,344
Lithia Motors Inc	38,931	15,004,786
Signet Jewelers Ltd	107,591	9,995,204
Upbound Group Inc	395,739	7,673,379
		48,409,062
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (a)	53,116	6,799,379
TOTAL CONSUMER DISCRETIONARY		204,325,808
Consumer Staples - 4.9%
Beverages - 1.3%
Keurig Dr Pepper Inc	560,300	17,436,536
Primo Brands Corp Class A	569,179	12,920,363
		30,356,899
Consumer Staples Distribution & Retail - 1.8%
Performance Food Group Co (a)	168,100	19,228,960
Sprouts Farmers Market Inc (a)	77,900	6,789,764
US Foods Holding Corp (a)	167,024	16,800,944
		42,819,668
Food Products - 0.8%
Bunge Global SA	79,212	8,414,690
Darling Ingredients Inc (a)	169,140	10,256,650
		18,671,340
Personal Care Products - 1.0%
Kenvue Inc	1,256,600	24,176,984
TOTAL CONSUMER STAPLES		116,024,891
Energy - 5.6%
Energy Equipment & Services - 2.1%
Baker Hughes Co Class A	453,093	27,407,596
Noble Corp PLC (b)	270,500	11,469,200
Weatherford International PLC	121,811	10,693,787
		49,570,583
Oil, Gas & Consumable Fuels - 3.5%
Cheniere Energy Inc	78,147	20,597,205
Marathon Petroleum Corp	81,100	25,665,717
Sunoco LP	125,600	9,632,264
Targa Resources Corp	59,615	16,118,108
Valero Energy Corp	36,300	11,358,270
		83,371,564
TOTAL ENERGY		132,942,147
Financials - 17.4%
Banks - 3.1%
East West Bancorp Inc	114,869	15,047,839
First Citizens BancShares Inc/NC Class A (b)	6,806	14,882,340
M&T Bank Corp	66,866	16,468,427
Pinnacle Financial Partners Inc	145,500	15,310,965
Western Alliance Bancorp	167,862	13,511,212
		75,220,783
Capital Markets - 2.6%
Ameriprise Financial Inc	23,600	12,881,824
LPL Financial Holdings Inc	46,400	16,411,680
Raymond James Financial Inc	84,277	14,831,066
State Street Corp	96,890	17,843,263
		61,967,833
Consumer Finance - 2.9%
Capital One Financial Corp	85,310	17,830,643
Credit Acceptance Corp (a)(b)	19,300	10,979,963
FirstCash Holdings Inc	58,081	11,849,105
OneMain Holdings Inc	242,040	15,146,863
SLM Corp	564,427	14,672,280
		70,478,854
Financial Services - 4.7%
Apollo Global Management Inc	140,459	17,640,246
Corebridge Financial Inc	504,050	15,721,320
Corpay Inc (a)	36,700	14,023,437
Fiserv Inc (a)	342,300	18,463,662
Global Payments Inc (b)	184,500	15,512,760
Remitly Global Inc (a)	441,100	10,043,847
Voya Financial Inc	70,042	6,964,275
WEX Inc (a)	62,657	11,714,353
		110,083,900
Insurance - 4.1%
First American Financial Corp	153,492	11,510,364
Globe Life Inc	90,500	16,493,625
Hartford Insurance Group Inc/The	153,114	21,728,408
Reinsurance Group of America Inc	83,595	19,799,476
Ryan Specialty Holdings Inc Class A (b)	311,200	13,742,592
Travelers Companies Inc/The	42,182	15,791,254
		99,065,719
TOTAL FINANCIALS		416,817,089
Health Care - 11.7%
Biotechnology - 0.4%
Moderna Inc (a)	155,200	8,508,064
Health Care Equipment & Supplies - 3.1%
Baxter International Inc	453,100	11,853,096
Boston Scientific Corp (a)	187,700	8,771,221
DENTSPLY SIRONA Inc (b)	595,900	7,967,183
GE HealthCare Technologies Inc	239,300	16,277,186
Haemonetics Corp (a)	85,300	7,296,562
Lantheus Holdings Inc (a)	43,300	4,314,412
Solventum Corp (a)	209,456	17,895,921
		74,375,581
Health Care Providers & Services - 6.5%
Acadia Healthcare Co Inc (a)(b)	649,669	19,243,196
Cencora Inc	41,500	12,920,610
Cigna Group/The	35,309	9,852,976
Humana Inc	36,000	13,098,960
Molina Healthcare Inc (a)	105,033	20,546,555
PACS Group Inc (a)(b)	1,046,230	48,137,043
Tenet Healthcare Corp (a)	128,381	32,708,911
		156,508,251
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International Inc (a)	50,100	11,648,751
ICON PLC (a)	114,980	18,806,704
Sotera Health Co (a)	589,100	10,521,326
		40,976,781
TOTAL HEALTH CARE		280,368,677
Industrials - 19.5%
Aerospace & Defense - 0.5%
Textron Inc	142,500	12,149,550
Air Freight & Logistics - 0.5%
GXO Logistics Inc (a)	232,427	11,658,538
Building Products - 3.4%
Allegion plc	88,300	13,898,420
Gibraltar Industries Inc (a)	165,000	6,972,900
Griffon Corp	161,000	13,873,370
Hayward Holdings Inc (a)	641,400	9,704,382
Louisiana-Pacific Corp	140,400	10,169,172
Masterbrand Inc (a)(b)	1,138,800	9,395,100
Resideo Technologies Inc (a)	312,500	10,718,750
UFP Industries Inc	75,476	6,546,788
		81,278,882
Commercial Services & Supplies - 1.8%
Brink's Co/The	88,110	10,436,630
Clean Harbors Inc (a)	28,200	8,823,216
Copart Inc (a)	310,400	9,038,848
HNI Corp	96,500	4,343,465
MillerKnoll Inc	416,177	9,372,306
		42,014,465
Construction & Engineering - 1.7%
AECOM	212,200	15,361,158
Centuri Holdings Inc (a)	190,739	5,310,174
IES Holdings Inc (a)	9,000	6,700,860
WillScot Holdings Corp	527,758	12,813,964
		40,186,156
Electrical Equipment - 1.2%
Acuity Inc	38,300	12,577,337
Regal Rexnord Corp	75,720	15,540,016
		28,117,353
Ground Transportation - 0.4%
U-Haul Holding Co Class N	161,569	10,110,988
Machinery - 4.9%
Allison Transmission Holdings Inc	135,285	15,495,544
CNH Industrial NV Class A	1,024,189	10,497,937
Flowserve Corp	201,300	15,296,787
Gates Industrial Corp Ltd	345,007	9,653,296
Midera Food Processing Inc	177,400	8,506,330
Mueller Industries Inc	363,300	24,126,753
Oshkosh Corp	76,255	10,859,475
Otis Worldwide Corp	129,200	9,295,940
Terex Corp	206,211	12,958,299
		116,690,361
Marine Transportation - 0.3%
Matson Inc	49,400	10,007,945
Passenger Airlines - 0.6%
United Airlines Holdings Inc (a)	113,900	13,819,487
Professional Services - 2.3%
First Advantage Corp (a)(b)	205,167	4,070,513
KBR Inc	367,535	13,455,456
Parsons Corp (a)	156,100	6,901,181
SS&C Technologies Holdings Inc	204,779	15,778,223
TransUnion	179,100	14,080,842
		54,286,215
Trading Companies & Distributors - 1.9%
Core & Main Inc Class A (a)	244,300	10,741,871
Herc Holdings Inc	99,089	14,877,223
McGrath RentCorp	74,200	8,544,130
Rush Enterprises Inc Class A	138,603	11,059,133
		45,222,357
TOTAL INDUSTRIALS		465,542,297
Information Technology - 8.4%
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics Inc (a)	55,369	11,991,264
Avnet Inc	122,635	10,894,893
Sanmina Corp (a)	89,900	16,681,844
TD SYNNEX Corp	96,416	24,653,572
		64,221,573
IT Services - 0.8%
EPAM Systems Inc (a)(b)	83,600	8,824,816
GoDaddy Inc Class A (a)	138,100	11,426,394
		20,251,210
Semiconductors & Semiconductor Equipment - 2.9%
Axcelis Technologies Inc (a)	49,200	6,414,696
First Solar Inc (a)	28,653	6,046,643
GlobalFoundries Inc	79,800	3,989,202
ON Semiconductor Corp (a)	223,817	18,265,705
Penguin Solutions Inc (a)	310,800	16,357,404
Qnity Electronics Inc	48,700	6,388,466
Qorvo Inc (a)	106,100	9,609,477
		67,071,593
Software - 0.5%
Gen Digital Inc	430,300	11,811,735
Octave Intelligence PLC Class B	41,700	760,607
		12,572,342
Technology Hardware, Storage & Peripherals - 1.5%
Western Digital Corp	65,303	35,579,687
TOTAL INFORMATION TECHNOLOGY		199,696,405
Materials - 5.9%
Chemicals - 2.1%
Avient Corp	175,300	6,366,896
Corteva Inc	278,798	21,944,191
Mosaic Co/The	138,300	3,059,196
RPM International Inc	98,700	10,567,809
Scotts Miracle-Gro Co/The	143,600	9,431,648
		51,369,740
Construction Materials - 0.7%
CRH PLC	97,196	9,234,592
James Hardie Industries PLC (a)	303,600	7,981,644
		17,216,236
Containers & Packaging - 1.2%
Graphic Packaging Holding CO	1,086,600	11,659,218
Smurfit Westrock PLC	349,860	16,083,064
		27,742,282
Metals & Mining - 1.9%
Coeur Mining Inc	742,200	11,066,202
Reliance Inc	28,615	11,620,552
Steel Dynamics Inc	89,305	22,438,774
		45,125,528
TOTAL MATERIALS		141,453,786
Real Estate - 6.1%
Health Care REITs - 1.1%
Welltower Inc	108,960	25,544,582
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,053,300	14,840,997
Real Estate Management & Development - 1.7%
Compass Inc Class A (a)	1,289,595	14,688,487
Jones Lang LaSalle Inc (a)	74,089	26,303,818
		40,992,305
Residential REITs - 0.3%
Sun Communities Inc	67,028	8,276,617
Retail REITs - 0.5%
Macerich Co/The	483,800	12,501,392
Specialized REITs - 1.9%
Equinix Inc	6,900	7,033,032
Iron Mountain Inc	123,825	15,146,274
Public Storage	64,967	21,060,353
		43,239,659
TOTAL REAL ESTATE		145,395,552
Utilities - 6.7%
Electric Utilities - 4.2%
Constellation Energy Corp	28,971	7,612,130
Eversource Energy	204,877	14,667,144
NRG Energy Inc	102,525	13,768,082
PG&E Corp	1,240,906	21,566,946
PPL Corp	462,167	16,272,900
Xcel Energy Inc	325,700	25,469,741
		99,356,943
Gas Utilities - 0.5%
UGI Corp	363,242	13,120,301
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	81,969	12,146,986
Multi-Utilities - 1.5%
CenterPoint Energy Inc	418,800	17,606,352
Sempra	201,641	17,855,311
		35,461,663
TOTAL UTILITIES		160,085,893
TOTAL UNITED STATES		2,292,551,264
TOTAL COMMON STOCKS (Cost $1,877,926,680)		2,388,313,292

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	3,824,026	3,824,790
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	57,295,116	57,300,846
TOTAL MONEY MARKET FUNDS (Cost $61,125,253)			61,125,636

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,939,051,933)	2,449,438,928
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(59,704,073)
NET ASSETS - 100.0%	2,389,734,855

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	978,706	124,489,048	121,643,677	39,813	331	382	3,824,790	3,824,026
Fidelity Securities Lending Cash Central Fund	60,952,901	317,142,901	320,794,957	78,925	-	1	57,300,846	57,295,116
	61,931,607	441,631,949	442,438,634	118,738	331	383	61,125,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	29,898,719	29,898,719	-	-
Consumer Discretionary	224,773,601	224,773,601	-	-
Consumer Staples	126,905,501	126,905,501	-	-
Energy	160,339,418	160,339,418	-	-
Financials	427,243,241	427,243,241	-	-
Health Care	285,355,287	285,355,287	-	-
Industrials	465,542,297	465,542,297	-	-
Information Technology	199,696,405	199,696,405	-	-
Materials	163,077,378	163,077,378	-	-
Real Estate	145,395,552	145,395,552	-	-
Utilities	160,085,893	160,085,893	-	-

Money Market Funds	61,125,636	61,125,636	-	-
Total Investments in Securities:	2,449,438,928	2,449,438,928	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$2,388,313,292
Investments in securities, at value - affiliated issuers	61,125,636
Cash	7,155
Receivable for investments sold	5,254,785
Receivable for fund shares sold	4,495,642
Dividends receivable	394,011
Distributions receivable from affiliated funds	27,754
Prepaid expenses	304
Total assets	2,459,618,579
Liabilities
Payable for investments purchased	9,952,571
Payable for fund shares redeemed	1,005,409
Accrued management fee	1,510,168
Distribution and service plan fees payable	88,408
Other payables and accrued expenses	37,216
Collateral on securities loaned	57,289,952
Total liabilities	69,883,724
Net Assets	$2,389,734,855
Net assets consist of:
Paid in capital	1,620,942,403
Total accumulated earnings (loss)	768,792,452
Net Assets	$2,389,734,855

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($270,218,103/7,238,557 shares) a	$37.33
Maximum offering price per share (100/94.25 of $37.33)	$39.61
Class M
Net Asset Value and redemption price per share ($45,413,211/1,228,824 shares) a	$36.96
Maximum offering price per share (100/96.50 of $36.96)	$38.30
Class C
Net Asset Value and offering price per share ($17,330,069/492,180 shares) a	$35.21
Fidelity® Mid Cap Value Fund
Net Asset Value, offering price and redemption price per share ($1,712,576,220/44,629,448 shares)	$38.37
Class I
Net Asset Value, offering price and redemption price per share ($202,747,862/5,353,637 shares)	$37.87
Class Z
Net Asset Value, offering price and redemption price per share ($141,449,390/3,731,636 shares)	$37.91

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,877,926,680
Affiliated issuers, cost	61,125,253
Securities loaned, market value	95,861,553
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$14,628,120
Dividends - affiliated issuers	118,738
Security lending income - unaffiliated issuers	10,480
Interest	15
Total investment income	14,757,353
Expenses
Basic management fee	6,558,536
Performance adjustment	1,762,689
Distribution and service plan fees	490,044
Custodian fees and expenses	17,001
Independent trustees' fees and expenses	2,836
Registration fees	73,158
Audit	41,014
Legal	4,472
Interest	776
Commitment fee	1,203
Miscellaneous	2,249
Total expenses	8,953,978
Net investment income (loss)	5,803,375
Net realized gain (loss)
Investments - unaffiliated issuers	261,643,745
Investments - affiliated issuers	331
Foreign currency transactions	(3,525)
Written options	(287,311)
Net realized gain (loss)	261,353,240
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	104,255,500
Investments - affiliated issuers	383
Assets and liabilities in foreign currencies	(443)
Total change in net unrealized appreciation (depreciation)	104,255,440
Net gain (loss)	365,608,680
Net increase (decrease) in net assets resulting from operations	$371,412,055
Other Information
Income from securities lending - Affiliated Issuers	78,925

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,803,375	$13,246,704
Net realized gain (loss)	261,353,240	125,984,641
Change in net unrealized appreciation (depreciation)	104,255,440	106,075,649
Net increase (decrease) in net assets resulting from operations	371,412,055	245,306,994
Distributions to shareholders
Distributions to shareholders	(52,082,579)	(148,996,135)
Total distributions	(52,082,579)	(148,996,135)
Net increase (decrease) in net assets resulting from share transactions	170,110,575	(114,793,592)
Total increase (decrease) in net assets	489,440,051	(18,482,733)
Net Assets
Beginning of period	1,900,294,804	1,918,777,537
End of period	$2,389,734,855	$1,900,294,804
Financial Highlights
Fidelity Advisor® Mid Cap Value Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$32.27	$30.51	$28.08	$26.06	$28.85	$22.67
Income from Investment Operations
Net investment income (loss) A, B	.05	.15	.19	.19	.22 C	.29
Net realized and unrealized gain (loss)	5.91	4.13	5.30	2.11	.08	6.21
Total from investment operations	5.96	4.28	5.49	2.30	.30	6.50
Distributions
Distributions from net investment income	-	(.18)	(.21)	(.16)	(.28)	(.32)
Distributions from net realized gain	(.90)	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(.90)	(2.52)	(3.06)	(.28) D	(3.09)	(.32)
Net asset value, end of period	$37.33	$32.27	$30.51	$28.08	$26.06	$28.85
Total Return E, F, G	19.07%	15.11%	20.00%	8.89%	1.70%	28.68%
Ratios and Supplemental Data A, H, I
Ratio of expenses to average net assets before reductions	1.10% J	1.13%	1.13%	1.20%	1.08%	.86%
Ratio of expenses to average net assets net of fee waivers, if any	1.10% J	1.13%	1.12%	1.19%	1.08%	.86%
Ratio of expenses to average net assets net of all reductions, if any	1.10% J	1.13%	1.12%	1.19%	1.08%	.86%
Ratio of net investment income (loss) to average net assets	.31% J	.51%	.61%	.75%	.84% C	1.05%
Net assets, end of period	$270,218,103	$224,068,070	$210,234,928	$183,034,214	$172,188,028	$167,448,166
Portfolio turnover rate K	86% J	84% L	96%	78% L	70% L	80%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.61%.

DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$32.00	$30.28	$27.89	$25.89	$28.68	$22.54
Income from Investment Operations
Net investment income (loss) A, B	.01	.08	.11	.13	.15 C	.22
Net realized and unrealized gain (loss)	5.85	4.08	5.26	2.08	.08	6.18
Total from investment operations	5.86	4.16	5.37	2.21	.23	6.40
Distributions
Distributions from net investment income	-	(.11)	(.13)	(.10)	(.22)	(.26)
Distributions from net realized gain	(.90)	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(.90)	(2.44) D	(2.98)	(.21)	(3.02) D	(.26)
Net asset value, end of period	$36.96	$32.00	$30.28	$27.89	$25.89	$28.68
Total Return E, F, G	18.92%	14.82%	19.70%	8.62%	1.45%	28.38%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	1.35% J	1.38%	1.38%	1.46%	1.34%	1.12%
Ratio of expenses to average net assets net of fee waivers, if any	1.35% J	1.38%	1.37%	1.45%	1.34%	1.12%
Ratio of expenses to average net assets net of all reductions, if any	1.35% J	1.38%	1.37%	1.45%	1.34%	1.12%
Ratio of net investment income (loss) to average net assets	.07% J	.26%	.36%	.50%	.58% C	.79%
Net assets, end of period	$45,413,211	$39,201,098	$40,060,506	$37,407,362	$37,164,926	$38,920,441
Portfolio turnover rate K	86% J	84% L	96%	78% L	70% L	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.35%.

DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$30.60	$29.11	$26.87	$24.99	$27.79	$21.84
Income from Investment Operations
Net investment income (loss) A, B	(.07)	(.07)	(.04)	(.01)	.02 C	.08
Net realized and unrealized gain (loss)	5.58	3.90	5.07	2.00	.07	5.98
Total from investment operations	5.51	3.83	5.03	1.99	.09	6.06
Distributions
Distributions from net investment income	-	-	-	-	(.08)	(.11)
Distributions from net realized gain	(.90)	(2.34)	(2.79)	(.11)	(2.81)	-
Total distributions	(.90)	(2.34)	(2.79)	(.11)	(2.89)	(.11)
Net asset value, end of period	$35.21	$30.60	$29.11	$26.87	$24.99	$27.79
Total Return D, E, F	18.63%	14.23%	19.12%	8.05%	.90%	27.76%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	1.85% I	1.89%	1.87%	1.98%	1.85%	1.62%
Ratio of expenses to average net assets net of fee waivers, if any	1.85% I	1.89%	1.87%	1.97%	1.85%	1.62%
Ratio of expenses to average net assets net of all reductions, if any	1.85% I	1.89%	1.87%	1.97%	1.85%	1.62%
Ratio of net investment income (loss) to average net assets	(.42)% I	(.24)%	(.13)%	(.02)%	.07% C	.28%
Net assets, end of period	$17,330,069	$15,948,757	$18,033,661	$22,641,458	$34,138,533	$43,673,309
Portfolio turnover rate J	86% I	84% K	96%	78% K	70% K	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been -0.16%.

DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$33.10	$31.21	$28.65	$26.57	$29.34	$23.03
Income from Investment Operations
Net investment income (loss) A, B	.11	.24	.29	.27	.30 C	.38
Net realized and unrealized gain (loss)	6.06	4.24	5.41	2.15	.09	6.32
Total from investment operations	6.17	4.48	5.70	2.42	.39	6.70
Distributions
Distributions from net investment income	-	(.25)	(.29)	(.23)	(.35)	(.39)
Distributions from net realized gain	(.90)	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(.90)	(2.59)	(3.14)	(.34)	(3.16)	(.39)
Net asset value, end of period	$38.37	$33.10	$31.21	$28.65	$26.57	$29.34
Total Return D, E	19.23%	15.45%	20.35%	9.20%	2.00%	29.11%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.80% H	.84%	.83%	.91%	.79%	.57%
Ratio of expenses to average net assets net of fee waivers, if any	.80% H	.84%	.83%	.90%	.79%	.57%
Ratio of expenses to average net assets net of all reductions, if any	.80% H	.84%	.83%	.90%	.79%	.57%
Ratio of net investment income (loss) to average net assets	.61% H	.81%	.90%	1.05%	1.13% C	1.34%
Net assets, end of period	$1,712,576,220	$1,373,250,590	$1,333,585,179	$1,119,427,030	$1,113,890,904	$1,172,691,462
Portfolio turnover rate I	86% H	84% J	96%	78% J	70% J	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.9%.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$32.69	$30.83	$28.34	$26.29	$29.06	$22.82
Income from Investment Operations
Net investment income (loss) A, B	.10	.22	.27	.26	.29 C	.37
Net realized and unrealized gain (loss)	5.98	4.19	5.35	2.13	.09	6.26
Total from investment operations	6.08	4.41	5.62	2.39	.38	6.63
Distributions
Distributions from net investment income	-	(.22)	(.28)	(.23)	(.35)	(.39)
Distributions from net realized gain	(.90)	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(.90)	(2.55) D	(3.13)	(.34)	(3.15) D	(.39)
Net asset value, end of period	$37.87	$32.69	$30.83	$28.34	$26.29	$29.06
Total Return E, F	19.19%	15.42%	20.29%	9.16%	2.01%	29.06%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.85% I	.89%	.88%	.94%	.81%	.59%
Ratio of expenses to average net assets net of fee waivers, if any	.85% I	.89%	.87%	.93%	.81%	.59%
Ratio of expenses to average net assets net of all reductions, if any	.85% I	.89%	.87%	.93%	.81%	.59%
Ratio of net investment income (loss) to average net assets	.55% I	.76%	.86%	1.02%	1.11% C	1.32%
Net assets, end of period	$202,747,862	$151,163,647	$183,713,937	$169,757,291	$139,456,250	$128,301,458
Portfolio turnover rate J	86% I	84% K	96%	78% K	70% K	80%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 0.88%.

DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Mid Cap Value Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$32.70	$30.82	$28.31	$26.26	$29.03	$22.80
Income from Investment Operations
Net investment income (loss) A, B	.11	.26	.31	.30	.32 C	.41
Net realized and unrealized gain (loss)	6.00	4.19	5.36	2.12	.10	6.25
Total from investment operations	6.11	4.45	5.67	2.42	.42	6.66
Distributions
Distributions from net investment income	-	(.24)	(.31)	(.26)	(.38)	(.43)
Distributions from net realized gain	(.90)	(2.34)	(2.85)	(.11)	(2.81)	-
Total distributions	(.90)	(2.57) D	(3.16)	(.37)	(3.19)	(.43)
Net asset value, end of period	$37.91	$32.70	$30.82	$28.31	$26.26	$29.03
Total Return E, F	19.28%	15.56%	20.48%	9.31%	2.15%	29.20%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.73% I	.76%	.74%	.79%	.67%	.45%
Ratio of expenses to average net assets net of fee waivers, if any	.73% I	.76%	.74%	.78%	.67%	.45%
Ratio of expenses to average net assets net of all reductions, if any	.73% I	.76%	.74%	.78%	.67%	.45%
Ratio of net investment income (loss) to average net assets	.66% I	.88%	.99%	1.17%	1.25% C	1.45%
Net assets, end of period	$141,449,390	$96,662,642	$133,149,326	$150,467,344	$86,903,065	$62,683,896
Portfolio turnover rate J	86% I	84% K	96%	78% K	70% K	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Mid Cap Value Fund	Class A, Class M, Class C, Fidelity® Mid Cap Value Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Mid Cap Value Fund	1,941,655,465	554,970,808	(47,187,345)	507,783,463

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options . Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Mid Cap Value Fund
Equity Risk
Written Options	-	-	(287,311)	-
Total Equity Risk	-	-	(287,311)	-

Totals	-	-	(287,311)	-

Value of Derivative Assets/Liabilities Legend
For written options, gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Mid Cap Value Fund
Written Options	5,540,400

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options".

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Mid Cap Value Fund	1,033,339,367	907,208,783

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Mid Cap Value Fund	797,298	0	5,482,157	5,482,157	22,795,942

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class subject to a performance adjustment. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

The management fee is determined by calculating a basic fee and then applying a performance adjustment.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Mid Cap Value Fund
Class A	0.72%
Class M	0.72%
Class C	0.72%
Fidelity® Mid Cap Value Fund	0.68%
Class I	0.71%
Class Z	0.56%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Mid Cap Value Fund
Class A	0.67
Class M	0.67
Class C	0.67
Fidelity® Mid Cap Value Fund	0.62
Class I	0.67
Class Z	0.55

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity® Mid Cap Value Fund	Russell Midcap® Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Fidelity® Mid Cap Value Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered.

The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was 0.17%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Mid Cap Value Fund
Class A	-	.25	304,538	9,795
Class M	.25	.25	105,315	1,612
Class C	.75	.25	80,191	8,319
			490,044	19,726

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Mid Cap Value Fund
Class A A	5.75	1.00	26,850
Class M A	3.50	.25	1,419
Class C B	-	1.00	139
			28,408

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Mid Cap Value Fund	16,262

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Mid Cap Value Fund	Borrower	7,256,000	3.85	776

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Mid Cap Value Fund	78,987,383	67,479,517	35,662,487

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Mid Cap Value Fund	9,346	11,054	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Mid Cap Value Fund	39,845,896

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Mid Cap Value Fund
Class A	6,228,361	17,048,732
Class M	1,091,943	3,031,563
Class C	447,607	1,291,832
Fidelity® Mid Cap Value Fund	37,246,044	105,118,724
Class I	4,346,425	12,869,976
Class Z	2,722,199	9,635,308
Total	52,082,579	148,996,135

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Mid Cap Value Fund
Class A
Shares sold	650,094	649,308	22,403,826	18,887,272
Reinvestment of distributions	199,591	574,313	6,097,491	16,700,239
Shares redeemed	(554,162)	(1,170,570)	(18,915,728)	(34,305,287)
Net increase (decrease)	295,523	53,051	9,585,589	1,282,224
Class M
Shares sold	71,158	60,545	2,429,651	1,717,506
Reinvestment of distributions	35,693	104,830	1,080,441	3,013,416
Shares redeemed	(103,128)	(263,277)	(3,590,358)	(7,499,853)
Net increase (decrease)	3,723	(97,902)	(80,266)	(2,768,931)
Class C
Shares sold	60,569	52,367	1,983,634	1,435,227
Reinvestment of distributions	15,452	47,075	446,557	1,291,048
Shares redeemed	(104,974)	(197,836)	(3,356,505)	(5,424,188)
Net increase (decrease)	(28,953)	(98,394)	(926,314)	(2,697,913)
Fidelity® Mid Cap Value Fund
Shares sold	5,183,033	4,722,830	184,934,026	143,251,318
Reinvestment of distributions	1,110,843	3,300,525	34,847,140	98,341,767
Shares redeemed	(3,152,838)	(9,262,324)	(110,087,971)	(273,900,737)
Net increase (decrease)	3,141,038	(1,238,969)	109,693,195	(32,307,652)
Class I
Shares sold	1,324,270	1,596,906	45,874,452	46,471,752
Reinvestment of distributions	138,315	433,901	4,282,230	12,678,819
Shares redeemed	(733,609)	(3,364,414)	(25,399,931)	(98,531,717)
Net increase (decrease)	728,976	(1,333,607)	24,756,751	(39,381,146)
Class Z
Shares sold	1,075,462	2,030,163	37,937,860	59,763,715
Reinvestment of distributions	83,730	300,803	2,593,962	8,744,074
Shares redeemed	(383,931)	(3,694,443)	(13,450,202)	(107,427,963)
Net increase (decrease)	775,261	(1,363,477)	27,081,620	(38,920,174)

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.900183.117
MCV-SANN-0926
Fidelity® Equity-Income K6 Fund

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income K6 Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 3.2%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	38,468	2,845,071
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	33,880	2,199,535
Metro Inc/CN	41,397	2,751,630
TOTAL CONSUMER STAPLES		4,951,165
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd	78,398	3,734,650
Imperial Oil Ltd	30,117	3,904,672
TOTAL ENERGY		7,639,322
Materials - 0.1%
Metals & Mining - 0.1%
G Mining Ventures Corp (a)	18,085	551,251
TOTAL CANADA		15,986,809
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	42,759	1,030,965
GERMANY - 0.5%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Adidas AG	4,770	882,560
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Siemens AG	5,594	1,832,855
TOTAL GERMANY		2,715,415
ITALY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	11,456	1,580,852
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	59,247	1,941,557
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	44,144	7,591,544
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	18,104	4,148,713
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	24,158	9,765,872
UNITED KINGDOM - 2.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	19,596	1,188,712
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	29,274	4,983,834
GSK PLC	92,334	2,400,948
TOTAL HEALTH CARE		7,384,782
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC	114,792	2,290,061
TOTAL UNITED KINGDOM		10,863,555
UNITED STATES - 87.6%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.7%
AT&T Inc	124,725	2,899,856
Comcast Corp Class A	88,039	2,109,414
Verizon Communications Inc	77,542	3,629,742
		8,639,012
Entertainment - 0.9%
Walt Disney Co/The	45,947	4,419,642
Interactive Media & Services - 0.9%
Alphabet Inc Class A	13,201	4,701,272
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	19,713	3,404,632
TOTAL COMMUNICATION SERVICES		21,164,558
Consumer Discretionary - 9.4%
Broadline Retail - 4.0%
Amazon.com Inc (a)	74,942	20,352,748
Diversified Consumer Services - 0.3%
H&R Block Inc	28,750	1,265,863
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	20,413	5,524,575
Starbucks Corp	18,929	1,992,277
		7,516,852
Specialty Retail - 2.9%
Burlington Stores Inc (a)	5,905	2,175,874
Dick's Sporting Goods Inc	11,321	2,217,897
Lowe's Cos Inc	24,722	5,137,479
TJX Cos Inc/The	31,356	4,933,553
		14,464,803
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry Inc	23,557	3,589,380
TOTAL CONSUMER DISCRETIONARY		47,189,646
Consumer Staples - 7.7%
Beverages - 2.0%
Coca-Cola Co/The	76,744	6,722,007
Keurig Dr Pepper Inc	105,717	3,289,913
		10,011,920
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (a)	37,776	3,693,737
Costco Wholesale Corp	955	909,055
Target Corp	32,462	4,690,434
Walmart Inc	64,514	7,173,958
		16,467,184
Food Products - 0.6%
JM Smucker Co	10,421	1,242,808
Mondelez International Inc	26,850	1,673,024
		2,915,832
Household Products - 1.6%
Clorox Co/The	8,944	854,420
Procter & Gamble Co/The	50,692	7,324,487
		8,178,907
Personal Care Products - 0.2%
Kenvue Inc	70,858	1,363,308
TOTAL CONSUMER STAPLES		38,937,151
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp	8,482	1,669,512
Enterprise Products Partners LP	66,637	2,535,538
ExxonMobil Holdings Corp	102,400	15,917,056
Phillips 66	8,816	1,866,171
Shell PLC	99,420	4,550,623
Valero Energy Corp	6,790	2,124,591
TOTAL ENERGY		28,663,491
Financials - 19.9%
Banks - 10.7%
Bank of America Corp	149,521	9,262,826
Huntington Bancshares Inc/OH	197,025	3,357,306
JPMorgan Chase & Co	46,821	16,471,161
M&T Bank Corp	22,490	5,539,062
PNC Financial Services Group Inc/The	25,046	6,258,244
US Bancorp	66,959	4,219,087
Wells Fargo & Co	97,872	8,461,034
		53,568,720
Capital Markets - 1.9%
Blackrock Inc	3,636	3,964,658
Charles Schwab Corp/The	53,530	5,633,497
		9,598,155
Consumer Finance - 0.7%
Capital One Financial Corp	16,728	3,496,319
Financial Services - 1.2%
Apollo Global Management Inc	18,065	2,268,783
Visa Inc Class A	10,499	3,843,999
		6,112,782
Insurance - 5.4%
American Financial Group Inc/OH	22,099	3,131,870
Chubb Ltd	22,751	7,978,321
Hartford Insurance Group Inc/The	35,310	5,010,842
Marsh & McLennan Cos Inc	24,063	4,564,510
Travelers Companies Inc/The	17,224	6,447,977
		27,133,520
TOTAL FINANCIALS		99,909,496
Health Care - 12.3%
Biotechnology - 4.2%
AbbVie Inc	48,218	12,099,825
Gilead Sciences Inc	69,957	9,109,101
		21,208,926
Health Care Providers & Services - 1.6%
UnitedHealth Group Inc	19,100	7,915,040
Life Sciences Tools & Services - 0.8%
Danaher Corp	20,191	3,936,841
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co	40,049	2,615,600
Eli Lilly & Co	3,824	4,393,164
Johnson & Johnson	41,887	10,737,733
Merck & Co Inc	62,086	8,083,597
Royalty Pharma PLC Class A	49,635	2,900,173
		28,730,267
TOTAL HEALTH CARE		61,791,074
Industrials - 8.2%
Aerospace & Defense - 3.0%
GE Aerospace	14,721	5,300,591
General Dynamics Corp	9,910	3,799,692
Huntington Ingalls Industries Inc	9,135	2,982,121
Northrop Grumman Corp	5,738	3,112,750
		15,195,154
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	18,394	1,917,023
Building Products - 1.0%
Johnson Controls International plc	34,837	5,109,194
Electrical Equipment - 1.4%
AMETEK Inc	14,329	3,463,463
GE Vernova Inc	3,677	3,641,296
		7,104,759
Machinery - 1.8%
Crane Co	13,512	2,884,272
ITT Inc	32,242	6,318,787
		9,203,059
Professional Services - 0.1%
KBR Inc	17,745	649,644
Trading Companies & Distributors - 0.5%
Watsco Inc (b)	7,474	2,311,708
TOTAL INDUSTRIALS		41,490,541
Information Technology - 11.2%
Communications Equipment - 1.6%
Cisco Systems Inc	69,432	8,053,418
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	27,380	1,422,391
IT Services - 1.2%
Amdocs Ltd	26,817	1,494,243
IBM Corporation	20,347	4,550,607
		6,044,850
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	10,966	4,029,018
Broadcom Inc	6,376	2,482,049
		6,511,067
Software - 5.5%
Gen Digital Inc	65,768	1,805,332
Microsoft Corp	55,527	25,804,507
		27,609,839
Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc	21,651	6,688,210
TOTAL INFORMATION TECHNOLOGY		56,329,775
Materials - 2.8%
Chemicals - 1.7%
Linde PLC	17,777	8,504,162
Containers & Packaging - 1.1%
Ball Corp	40,433	2,624,102
Crown Holdings Inc	14,808	1,745,123
Smurfit Westrock PLC	25,739	1,183,221
		5,552,446
TOTAL MATERIALS		14,056,608
Real Estate - 1.7%
Specialized REITs - 1.7%
American Tower Corp	9,426	1,634,091
Lamar Advertising Co Class A	23,500	3,759,060
Public Storage	9,567	3,101,334
TOTAL REAL ESTATE		8,494,485
Utilities - 4.5%
Electric Utilities - 2.9%
Constellation Energy Corp	13,463	3,537,403
NextEra Energy Inc	56,869	4,943,053
NRG Energy Inc	5,419	727,718
PG&E Corp	115,197	2,002,124
Southern Co/The	30,194	2,854,541
		14,064,839
Gas Utilities - 0.3%
Southwest Gas Holdings Inc	17,097	1,528,472
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	17,875	2,648,896
Multi-Utilities - 0.8%
Ameren Corp	11,965	1,311,484
CenterPoint Energy Inc	38,047	1,599,496
WEC Energy Group Inc	11,935	1,305,927
		4,216,907
TOTAL UTILITIES		22,459,114
TOTAL UNITED STATES		440,485,939
TOTAL COMMON STOCKS (Cost $361,588,292)		496,111,221

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	7,380,983	7,382,459
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	1,331,267	1,331,400
TOTAL MONEY MARKET FUNDS (Cost $8,713,686)			8,713,859

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $370,301,978)	504,825,080
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(1,596,980)
NET ASSETS - 100.0%	503,228,100

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	12,855,990	54,714,390	60,187,889	204,325	(205)	173	7,382,459	7,380,983
Fidelity Securities Lending Cash Central Fund	626,000	34,613,961	33,908,561	4,033	-	-	1,331,400	1,331,267
	13,481,990	89,328,351	94,096,450	208,358	(205)	173	8,713,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	21,164,558	21,164,558	-	-
Consumer Discretionary	50,917,277	50,034,717	882,560	-
Consumer Staples	45,077,028	43,888,316	1,188,712	-
Energy	37,333,778	31,752,190	5,581,588	-
Financials	99,909,496	99,909,496	-	-
Health Care	69,175,856	66,774,908	2,400,948	-
Industrials	49,135,866	41,490,541	7,645,325	-
Information Technology	77,835,904	70,244,360	7,591,544	-
Materials	14,607,859	14,607,859	-	-
Real Estate	8,494,485	8,494,485	-	-
Utilities	22,459,114	22,459,114	-	-

Money Market Funds	8,713,859	8,713,859	-	-
Total Investments in Securities:	504,825,080	479,534,403	25,290,677	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$496,111,221
Investments in securities, at value - affiliated issuers	8,713,859
Foreign currency held at value	168
Receivable for fund shares sold	290,775
Dividends receivable	488,484
Distributions receivable from affiliated funds	19,989
Total assets	505,624,496
Liabilities
Payable for fund shares redeemed	924,993
Accrued management fee	140,003
Collateral on securities loaned	1,331,400
Total liabilities	2,396,396
Net Assets	$503,228,100
Net assets consist of:
Paid in capital	362,493,307
Total accumulated earnings (loss)	140,734,793
Net Assets	$503,228,100

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($503,228,100/24,571,107 shares)	$20.48

Other Information
Unaffiliated issuers, cost	361,588,292
Affiliated issuers, cost	8,713,686
Foreign currency holdings, cost	166
Securities loaned, market value	2,288,820
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$4,473,726
Dividends - affiliated issuers	208,358
Security lending income - unaffiliated issuers	414
Total investment income	4,682,498
Expenses
Management fee	775,165
Independent trustees' fees and expenses	617
Total expenses	775,782
Expense reimbursements and reductions	(63)
Total expenses after reductions	775,719
Net investment income (loss)	3,906,779
Net realized gain (loss)
Investments - unaffiliated issuers	7,181,068
Investments - affiliated issuers	(205)
Foreign currency transactions	(27,915)
Net realized gain (loss)	7,152,948
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	31,848,605
Investments - affiliated issuers	173
Assets and liabilities in foreign currencies	(2,457)
Total change in net unrealized appreciation (depreciation)	31,846,321
Net gain (loss)	38,999,269
Net increase (decrease) in net assets resulting from operations	$42,906,048
Other Information
Income from securities lending - Affiliated Issuers	4,033

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,906,779	$5,473,843
Net realized gain (loss)	7,152,948	4,202,024
Change in net unrealized appreciation (depreciation)	31,846,321	44,608,792
Net increase (decrease) in net assets resulting from operations	42,906,048	54,284,659
Distributions to shareholders
Distributions to shareholders	(4,648,156)	(9,261,673)
Total distributions	(4,648,156)	(9,261,673)
Net increase (decrease) in net assets resulting from share transactions	46,891,987	137,623,395
Total increase (decrease) in net assets	85,149,879	182,646,381
Net Assets
Beginning of period	418,078,221	235,431,840
End of period	$503,228,100	$418,078,221
Financial Highlights
Fidelity® Equity-Income K6 Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$18.86	$16.41	$14.09	$13.46	$13.68	$11.44
Income from Investment Operations
Net investment income (loss) A, B	.17	.32	.30	.29	.27	.24
Net realized and unrealized gain (loss)	1.65	2.64	2.53	.62	(.24)	2.51
Total from investment operations	1.82	2.96	2.83	.91	.03	2.75
Distributions
Distributions from net investment income	(.16)	(.31)	(.32)	(.28)	(.25)	(.23)
Distributions from net realized gain	(.04)	(.20)	(.19)	-	- C	(.27)
Total distributions	(.20)	(.51)	(.51)	(.28)	(.25)	(.51) D
Net asset value, end of period	$20.48	$18.86	$16.41	$14.09	$13.46	$13.68
Total Return E, F	9.70%	18.32%	20.35%	6.91%	.35%	24.13%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.34% I	.34%	.34%	.34%	.34%	.34%
Ratio of expenses to average net assets net of fee waivers, if any	.34% I	.34%	.34%	.34%	.34%	.34%
Ratio of expenses to average net assets net of all reductions, if any	.34% I	.34%	.34%	.34%	.34%	.34%
Ratio of net investment income (loss) to average net assets	1.71% I	1.85%	1.94%	2.16%	2.12%	1.81%
Net assets, end of period	$503,228,100	$418,078,221	$235,431,840	$155,358,815	$157,286,187	$107,953,960
Portfolio turnover rate J	32% I	14% K	23%	36% K	37% K	43% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Equity-Income K6 Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, losses deferred due to excise tax regulations, partnerships, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Equity-Income K6 Fund	372,382,813	142,499,839	(10,057,572)	132,442,267

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Equity-Income K6 Fund	124,284,848	72,088,088

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity® Equity-Income K6 Fund	257,356	4,287,547

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® Equity-Income K6 Fund	0.34

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Equity-Income K6 Fund	305

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Equity-Income K6 Fund	31,431,872	14,277,469	3,979,894

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Equity-Income K6 Fund	474	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Equity-Income K6 Fund	1,014,819

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Equity-Income K6 Fund	63

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Equity-Income K6 Fund
Fidelity® Equity-Income K6 Fund	4,648,156	9,261,673
Total	4,648,156	9,261,673

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Equity-Income K6 Fund
Shares sold	5,640,114	12,162,358	110,068,617	211,672,914
Reinvestment of distributions	241,221	529,521	4,648,156	9,261,673
Shares redeemed	(3,476,277)	(4,876,352)	(67,824,786)	(83,311,192)
Net increase (decrease)	2,405,058	7,815,527	46,891,987	137,623,395

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons of the fund relative to funds and classes in the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expense, and exclude performance adjustments.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.9893875.107
EQU-K6-SANN-0926
Fidelity® Equity-Income Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity-Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
CANADA - 3.2%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	924,129	68,348,036
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 1.0%
Alimentation Couche-Tard Inc	815,642	52,952,583
Metro Inc/CN	986,230	65,554,026
TOTAL CONSUMER STAPLES		118,506,609
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd	1,792,403	85,384,793
Imperial Oil Ltd	715,649	92,783,968
TOTAL ENERGY		178,168,761
Materials - 0.1%
Metals & Mining - 0.1%
G Mining Ventures Corp (a)	430,788	13,130,914
TOTAL CANADA		378,154,320
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	1,018,544	24,558,206
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	113,612	21,020,849
Industrials - 0.3%
Industrial Conglomerates - 0.3%
Siemens AG	123,503	40,465,335
TOTAL GERMANY		61,486,184
ITALY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	272,898	37,658,104
JAPAN - 0.4%
Industrials - 0.4%
Industrial Conglomerates - 0.4%
Hitachi Ltd	1,460,573	47,863,788
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co Ltd	1,051,541	180,835,892
NETHERLANDS - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	427,411	97,945,505
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	569,222	230,107,994
UNITED KINGDOM - 2.2%
Consumer Staples - 0.2%
Tobacco - 0.2%
British American Tobacco PLC	466,796	28,316,286
Health Care - 1.5%
Pharmaceuticals - 1.5%
Astrazeneca PLC	697,212	118,698,795
GSK PLC	2,199,106	57,183,050
TOTAL HEALTH CARE		175,881,845
Industrials - 0.5%
Aerospace & Defense - 0.5%
Rolls-Royce Holdings PLC	2,733,992	54,542,206
TOTAL UNITED KINGDOM		258,740,337
UNITED STATES - 87.6%
Communication Services - 4.2%
Diversified Telecommunication Services - 1.7%
AT&T Inc	2,856,627	66,416,578
Comcast Corp Class A	2,187,194	52,405,168
Verizon Communications Inc	1,807,403	84,604,535
		203,426,281
Entertainment - 0.9%
Walt Disney Co/The	1,080,113	103,896,069
Interactive Media & Services - 0.9%
Alphabet Inc Class A	314,462	111,989,352
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	469,563	81,098,226
TOTAL COMMUNICATION SERVICES		500,409,928
Consumer Discretionary - 9.4%
Broadline Retail - 4.0%
Amazon.com Inc (a)	1,758,943	477,693,740
Diversified Consumer Services - 0.3%
H&R Block Inc	689,350	30,352,081
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp	486,257	131,600,594
Starbucks Corp	469,912	49,458,238
		181,058,832
Specialty Retail - 2.9%
Burlington Stores Inc (a)	140,653	51,827,817
Dick's Sporting Goods Inc	258,599	50,662,130
Lowe's Cos Inc	588,883	122,375,777
TJX Cos Inc/The	733,560	115,418,330
		340,284,054
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry Inc	561,145	85,501,664
TOTAL CONSUMER DISCRETIONARY		1,114,890,371
Consumer Staples - 7.8%
Beverages - 2.0%
Coca-Cola Co/The	1,828,079	160,121,440
Keurig Dr Pepper Inc	2,455,778	76,423,811
		236,545,251
Consumer Staples Distribution & Retail - 3.3%
BJ's Wholesale Club Holdings Inc (a)	899,843	87,986,649
Costco Wholesale Corp	22,737	21,643,122
Target Corp	773,253	111,727,326
Walmart Inc	1,536,763	170,888,046
		392,245,143
Food Products - 0.6%
JM Smucker Co	254,779	30,384,943
Mondelez International Inc	663,834	41,363,497
		71,748,440
Household Products - 1.6%
Clorox Co/The (b)	213,058	20,353,431
Procter & Gamble Co/The	1,183,564	171,013,162
		191,366,593
Personal Care Products - 0.3%
Kenvue Inc	1,647,608	31,699,978
TOTAL CONSUMER STAPLES		923,605,405
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp	207,398	40,822,148
Enterprise Products Partners LP	1,517,649	57,746,544
ExxonMobil Holdings Corp	2,396,334	372,486,157
Phillips 66	203,399	43,055,500
Shell PLC	2,292,558	104,934,291
Valero Energy Corp	168,113	52,602,558
TOTAL ENERGY		671,647,198
Financials - 19.8%
Banks - 10.6%
Bank of America Corp	3,561,667	220,645,271
Huntington Bancshares Inc/OH	4,557,133	77,653,546
JPMorgan Chase & Co	1,096,248	385,649,084
M&T Bank Corp	535,720	131,942,479
PNC Financial Services Group Inc/The	596,609	149,074,691
US Bancorp	1,559,801	98,283,061
Wells Fargo & Co	2,331,344	201,544,689
		1,264,792,821
Capital Markets - 1.9%
Blackrock Inc	82,174	89,601,708
Charles Schwab Corp/The	1,275,108	134,192,366
		223,794,074
Consumer Finance - 0.7%
Capital One Financial Corp	379,839	79,390,149
Financial Services - 1.2%
Apollo Global Management Inc	424,089	53,261,337
Visa Inc Class A	250,098	91,568,381
		144,829,718
Insurance - 5.4%
American Financial Group Inc/OH	505,402	71,625,571
Chubb Ltd	535,680	187,852,262
Hartford Insurance Group Inc/The	825,559	117,155,078
Marsh & McLennan Cos Inc	573,195	108,729,360
Travelers Companies Inc/The	402,144	150,546,628
		635,908,899
TOTAL FINANCIALS		2,348,715,661
Health Care - 12.3%
Biotechnology - 4.3%
AbbVie Inc	1,148,586	288,226,171
Gilead Sciences Inc	1,666,415	216,983,897
		505,210,068
Health Care Providers & Services - 1.6%
UnitedHealth Group Inc	445,108	184,452,755
Life Sciences Tools & Services - 0.7%
Danaher Corp	471,655	91,963,292
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co	953,989	62,305,021
Eli Lilly & Co	90,884	104,411,175
Johnson & Johnson	990,690	253,963,382
Merck & Co Inc	1,478,923	192,555,775
Royalty Pharma PLC Class A	1,132,450	66,169,053
		679,404,406
TOTAL HEALTH CARE		1,461,030,521
Industrials - 8.2%
Aerospace & Defense - 3.0%
GE Aerospace	347,052	124,963,014
General Dynamics Corp	231,290	88,681,212
Huntington Ingalls Industries Inc	206,769	67,499,740
Northrop Grumman Corp	129,909	70,473,034
		351,617,000
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	412,500	42,990,750
Building Products - 1.0%
Johnson Controls International plc	829,825	121,702,135
Electrical Equipment - 1.4%
AMETEK Inc	327,672	79,201,599
GE Vernova Inc	87,583	86,732,569
		165,934,168
Machinery - 1.8%
Crane Co	321,874	68,707,224
ITT Inc	768,019	150,516,364
		219,223,588
Professional Services - 0.1%
KBR Inc	410,704	15,035,873
Trading Companies & Distributors - 0.5%
Watsco Inc (b)	173,651	53,710,254
TOTAL INDUSTRIALS		970,213,768
Information Technology - 11.2%
Communications Equipment - 1.6%
Cisco Systems Inc	1,653,909	191,836,905
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	651,407	33,840,593
IT Services - 1.2%
Amdocs Ltd	656,086	36,557,112
IBM Corporation	484,674	108,397,340
		144,954,452
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	254,257	93,416,564
Broadcom Inc	151,886	59,126,182
		152,542,746
Software - 5.5%
Gen Digital Inc	1,566,625	43,003,856
Microsoft Corp	1,306,013	606,930,362
		649,934,218
Technology Hardware, Storage & Peripherals - 1.3%
Apple Inc	515,727	159,313,228
TOTAL INFORMATION TECHNOLOGY		1,332,422,142
Materials - 2.8%
Chemicals - 1.7%
Linde PLC	423,460	202,574,795
Containers & Packaging - 1.1%
Ball Corp	901,938	58,535,776
Crown Holdings Inc	352,732	41,569,466
Smurfit Westrock PLC	613,112	28,184,759
		128,290,001
TOTAL MATERIALS		330,864,796
Real Estate - 1.7%
Specialized REITs - 1.7%
American Tower Corp	238,066	41,271,122
Lamar Advertising Co Class A	559,778	89,542,089
Public Storage	227,890	73,875,101
TOTAL REAL ESTATE		204,688,312
Utilities - 4.5%
Electric Utilities - 2.8%
Constellation Energy Corp	320,689	84,261,035
NextEra Energy Inc	1,354,634	117,744,787
NRG Energy Inc	134,544	18,067,914
PG&E Corp	2,744,032	47,691,276
Southern Co/The	719,227	67,995,721
		335,760,733
Gas Utilities - 0.3%
Southwest Gas Holdings Inc	407,247	36,407,881
Independent Power and Renewable Electricity Producers - 0.5%
Vistra Corp	409,356	60,662,466
Multi-Utilities - 0.9%
Ameren Corp	286,354	31,387,262
CenterPoint Energy Inc	940,511	39,539,082
WEC Energy Group Inc	291,131	31,855,554
		102,781,898
TOTAL UTILITIES		535,612,978
TOTAL UNITED STATES		10,394,101,080
TOTAL COMMON STOCKS (Cost $6,732,325,542)		11,711,451,410

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	162,998,594	163,031,194
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	35,543,289	35,546,843
TOTAL MONEY MARKET FUNDS (Cost $198,572,295)			198,578,037

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $6,930,897,837)	11,910,029,447
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(28,779,550)
NET ASSETS - 100.0%	11,881,249,897

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	290,895,897	686,924,063	814,793,212	4,843,060	(1,963)	6,409	163,031,194	162,998,594
Fidelity Securities Lending Cash Central Fund	45,650,799	808,989,010	819,092,966	107,046	-	-	35,546,843	35,543,289
	336,546,696	1,495,913,073	1,633,886,178	4,950,106	(1,963)	6,409	198,578,037

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	500,409,928	500,409,928	-	-
Consumer Discretionary	1,204,259,256	1,183,238,407	21,020,849	-
Consumer Staples	1,070,428,300	1,042,112,014	28,316,286	-
Energy	874,374,165	744,881,668	129,492,497	-
Financials	2,348,715,661	2,348,715,661	-	-
Health Care	1,636,912,366	1,579,729,316	57,183,050	-
Industrials	1,150,743,201	970,213,768	180,529,433	-
Information Technology	1,841,311,533	1,660,475,641	180,835,892	-
Materials	343,995,710	343,995,710	-	-
Real Estate	204,688,312	204,688,312	-	-
Utilities	535,612,978	535,612,978	-	-

Money Market Funds	198,578,037	198,578,037	-	-
Total Investments in Securities:	11,910,029,447	11,312,651,440	597,378,007	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$11,711,451,410
Investments in securities, at value - affiliated issuers	198,578,037
Foreign currency held at value	503,094
Receivable for fund shares sold	5,394,826
Dividends receivable	13,466,640
Distributions receivable from affiliated funds	450,248
Prepaid expenses	1,491
Other receivables	122,228
Total assets	11,929,967,974
Liabilities
Payable for fund shares redeemed	8,198,147
Accrued management fee	4,846,638
Distribution and service plan fees payable	1,373
Other payables and accrued expenses	129,144
Collateral on securities loaned	35,542,775
Total liabilities	48,718,077
Net Assets	$11,881,249,897
Net assets consist of:
Paid in capital	6,404,615,351
Total accumulated earnings (loss)	5,476,634,546
Net Assets	$11,881,249,897

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($5,948,741/63,473 shares) a	$93.72
Maximum offering price per share (100/94.25 of $93.72)	$99.44
Class M
Net Asset Value and redemption price per share ($533,126/5,688 shares) ab	$93.74
Maximum offering price per share (100/96.50 of $93.74)	$97.14
Class C
Net Asset Value and offering price per share ($304,223/3,246 shares) ab	$93.73
Fidelity® Equity-Income Fund
Net Asset Value, offering price and redemption price per share ($11,041,052,983/117,475,103 shares)	$93.99
Class K
Net Asset Value, offering price and redemption price per share ($787,066,772/8,382,149 shares)	$93.90
Class I
Net Asset Value, offering price and redemption price per share ($1,279,434/13,640 shares)	$93.80
Class Z
Net Asset Value, offering price and redemption price per share ($45,064,618/480,056 shares)	$93.87

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

Other Information
Unaffiliated issuers, cost	6,732,325,542
Affiliated issuers, cost	198,572,295
Foreign currency holdings, cost	497,809
Securities loaned, market value	34,588,675
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - unaffiliated issuers	$111,674,513
Dividends - affiliated issuers	4,950,106
Security lending income - unaffiliated issuers	5,812
Interest	1,492
Total investment income	116,631,923
Expenses
Management fee	28,409,056
Distribution and service plan fees	3,479
Custodian fees and expenses	53,418
Independent trustees' fees and expenses	15,821
Registration fees	220,998
Audit	90,045
Legal	19,170
Interest	8,610
Commitment fee	6,692
Miscellaneous	11,890
Total expenses	28,839,179
Expense reimbursements and reductions	(79,458)
Total expenses after reductions	28,759,721
Net investment income (loss)	87,872,202
Net realized gain (loss)
Investments - unaffiliated issuers	484,794,152
Investments - affiliated issuers	(1,963)
Foreign currency transactions	(931,566)
Net realized gain (loss)	483,860,623
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	466,027,568
Investments - affiliated issuers	6,409
Assets and liabilities in foreign currencies	(105,743)
Total change in net unrealized appreciation (depreciation)	465,928,234
Net gain (loss)	949,788,857
Net increase (decrease) in net assets resulting from operations	$1,037,661,059
Other Information
Income from securities lending - Affiliated Issuers	107,046

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,872,202	$161,341,075
Net realized gain (loss)	483,860,623	356,382,565
Change in net unrealized appreciation (depreciation)	465,928,234	1,102,304,439
Net increase (decrease) in net assets resulting from operations	1,037,661,059	1,620,028,079
Distributions to shareholders
Distributions to shareholders	(116,974,735)	(462,143,383)
Total distributions	(116,974,735)	(462,143,383)
Net increase (decrease) in net assets resulting from share transactions	86,869,352	575,380,594
Total increase (decrease) in net assets	1,007,555,676	1,733,265,290
Net Assets
Beginning of period	10,873,694,221	9,140,428,931
End of period	$11,881,249,897	$10,873,694,221
Financial Highlights
Fidelity Advisor Equity-Income Fund Class A

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$89.79
Income from Investment Operations
Net investment income (loss) B, C	.42
Net realized and unrealized gain (loss)	4.32
Total from investment operations	4.74
Distributions
Distributions from net investment income	(.81)
Distributions from net realized gain	-
Total distributions	(.81)
Net asset value, end of period	$93.72
Total Return D, E, F	5.63%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.78% I
Ratio of expenses to average net assets net of fee waivers, if any	.78% I
Ratio of expenses to average net assets net of all reductions, if any	.78% I
Ratio of net investment income (loss) to average net assets	1.03% I
Net assets, end of period	$5,948,741
Portfolio turnover rate J	25% I

AFor the period February 19, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Equity-Income Fund Class M

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$89.79
Income from Investment Operations
Net investment income (loss) B, C	.36
Net realized and unrealized gain (loss)	4.28
Total from investment operations	4.64
Distributions
Distributions from net investment income	(.69)
Distributions from net realized gain	-
Total distributions	(.69)
Net asset value, end of period	$93.74
Total Return D, E, F	5.52%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.04% I
Ratio of expenses to average net assets net of fee waivers, if any	1.03% I
Ratio of expenses to average net assets net of all reductions, if any	1.03% I
Ratio of net investment income (loss) to average net assets	.89% I
Net assets, end of period	$533,126
Portfolio turnover rate J	25% I

AFor the period February 19, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Equity-Income Fund Class C

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$89.79
Income from Investment Operations
Net investment income (loss) B, C	.15
Net realized and unrealized gain (loss)	4.28
Total from investment operations	4.43
Distributions
Distributions from net investment income	(.49)
Distributions from net realized gain	-
Total distributions	(.49)
Net asset value, end of period	$93.73
Total Return D, E, F	5.28%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	1.54% I
Ratio of expenses to average net assets net of fee waivers, if any	1.53% I
Ratio of expenses to average net assets net of all reductions, if any	1.53% I
Ratio of net investment income (loss) to average net assets	.38% I
Net assets, end of period	$304,223
Portfolio turnover rate J	25% I

AFor the period February 19, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns do not include the effect of the contingent deferred sales charge.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity-Income Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$86.69	$76.89	$67.64	$66.16	$69.17	$61.74
Income from Investment Operations
Net investment income (loss) A, B	.69	1.36	1.32	1.25	1.27	1.12
Net realized and unrealized gain (loss)	7.53	12.34	11.99	3.11	(1.37)	13.26
Total from investment operations	8.22	13.70	13.31	4.36	(.10)	14.38
Distributions
Distributions from net investment income	(.67)	(1.41)	(1.28)	(1.20)	(1.23)	(1.09)
Distributions from net realized gain	(.25)	(2.49)	(2.78)	(1.68)	(1.67)	(5.86)
Total distributions	(.92)	(3.90)	(4.06)	(2.88)	(2.91) C	(6.95)
Net asset value, end of period	$93.99	$86.69	$76.89	$67.64	$66.16	$69.17
Total Return D, E	9.56%	18.19%	20.01%	6.83%	.05%	23.70%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.51% H	.52%	.54%	.57%	.57%	.57%
Ratio of expenses to average net assets net of fee waivers, if any	.51% H	.52%	.53%	.57%	.57%	.57%
Ratio of expenses to average net assets net of all reductions, if any	.51% H	.52%	.53%	.57%	.57%	.57%
Ratio of net investment income (loss) to average net assets	1.55% H	1.70%	1.76%	1.92%	1.94%	1.59%
Net assets, end of period	$11,041,052,983	$10,136,743,651	$8,459,192,194	$7,147,238,778	$6,698,905,152	$7,162,590,656
Portfolio turnover rate I	25% H	11% J	19%	17% J	22% J	27% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity-Income Fund Class K

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$86.60	$76.81	$67.57	$66.10	$69.11	$61.69
Income from Investment Operations
Net investment income (loss) A, B	.72	1.42	1.37	1.30	1.33	1.17
Net realized and unrealized gain (loss)	7.53	12.33	11.99	3.10	(1.38)	13.26
Total from investment operations	8.25	13.75	13.36	4.40	(.05)	14.43
Distributions
Distributions from net investment income	(.70)	(1.47)	(1.34)	(1.26)	(1.29)	(1.15)
Distributions from net realized gain	(.25)	(2.49)	(2.78)	(1.68)	(1.67)	(5.86)
Total distributions	(.95)	(3.96)	(4.12)	(2.93) C	(2.96)	(7.01)
Net asset value, end of period	$93.90	$86.60	$76.81	$67.57	$66.10	$69.11
Total Return D, E	9.60%	18.28%	20.11%	6.92%	.14%	23.80%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.44% H	.45%	.46%	.49%	.49%	.49%
Ratio of expenses to average net assets net of fee waivers, if any	.44% H	.45%	.46%	.48%	.48%	.48%
Ratio of expenses to average net assets net of all reductions, if any	.44% H	.45%	.46%	.48%	.48%	.48%
Ratio of net investment income (loss) to average net assets	1.62% H	1.78%	1.84%	2.00%	2.03%	1.67%
Net assets, end of period	$787,066,772	$736,950,570	$681,236,737	$558,844,496	$541,489,420	$718,545,958
Portfolio turnover rate I	25% H	11% J	19%	17% J	22% J	27% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor Equity-Income Fund Class I

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$89.79
Income from Investment Operations
Net investment income (loss) B, C	.49
Net realized and unrealized gain (loss)	4.35
Total from investment operations	4.84
Distributions
Distributions from net investment income	(.83)
Distributions from net realized gain	-
Total distributions	(.83)
Net asset value, end of period	$93.80
Total Return D, E	5.75%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.53% H
Ratio of expenses to average net assets net of fee waivers, if any	.53% H
Ratio of expenses to average net assets net of all reductions, if any	.53% H
Ratio of net investment income (loss) to average net assets	1.19% H
Net assets, end of period	$1,279,434
Portfolio turnover rate I	25% H

AFor the period February 19, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Equity-Income Fund Class Z

Six months ended July 31, 2026 (Unaudited) A
Selected Per Share Data
Net asset value, beginning of period	$89.79
Income from Investment Operations
Net investment income (loss) B, C	.61
Net realized and unrealized gain (loss)	4.28
Total from investment operations	4.89
Distributions
Distributions from net investment income	(.81)
Distributions from net realized gain	-
Total distributions	(.81)
Net asset value, end of period	$93.87
Total Return D, E	5.80%
Ratios and Supplemental Data C, F, G
Ratio of expenses to average net assets before reductions	.44% H
Ratio of expenses to average net assets net of fee waivers, if any	.43% H
Ratio of expenses to average net assets net of all reductions, if any	.43% H
Ratio of net investment income (loss) to average net assets	1.50% H
Net assets, end of period	$45,064,618
Portfolio turnover rate I	25% H

AFor the period February 19, 2026 (commencement of sale of shares) through July 31, 2026.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Equity-Income Fund	Class A, Class M, Class C, Fidelity® Equity-Income Fund, Class K, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

During the reporting period the class(es) listed below commenced sale of shares.

Class Name	Commencement Date
Class A	2/19/2026
Class M	2/19/2026
Class C	2/19/2026
Class I	2/19/2026
Class Z	2/19/2026

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Certain distributions received represent a return of capital or capital gain. Components of these distributions are determined subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. If actual amounts are not available, the Fund estimates the components of these distributions. When estimates are used, the Fund adjusts the components of these distributions as necessary once the issuers provide information about the actual composition of the distributions.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividend receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: foreign currency transactions, losses deferred due to excise tax regulations, partnerships, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Equity-Income Fund	6,932,046,380	5,139,221,560	(161,238,493)	4,977,983,067

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Equity-Income Fund	1,701,824,526	1,410,812,292

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity® Equity-Income Fund	55,032	0	2,146,295	2,146,295	4,287,547

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® Equity-Income Fund
Class A	0.58%
Class M	0.58%
Class C	0.58%
Fidelity® Equity-Income Fund	0.53%
Class K	0.45%
Class I	0.58%
Class Z	0.45%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® Equity-Income Fund
Class A	0.53
Class M	0.54
Class C	0.54
Fidelity® Equity-Income Fund	0.51
Class K	0.44
Class I	0.53
Class Z	0.43

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Equity-Income Fund
Class A	-	.25	2,070	878
Class M	.25	.25	576	214
Class C	.75	.25	833	775
			3,479	1,867

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Equity-Income Fund
Class A A	5.75	1.00	6,026
Class M A	3.50	.25	313
Class C B	-	1.00	-
			6,339

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Equity-Income Fund	$66,176

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity® Equity-Income Fund	4,686

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds.

At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate (%)	Interest expense ($)
Fidelity® Equity-Income Fund	Borrower	80,191,000	3.87	8,610

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Equity-Income Fund	679,794,149	333,245,245	177,833,388

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in income from securities lending - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Equity-Income Fund	12,090	-	-

  7. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and/or a portion of class-level operating expenses as presented in the table below.

Reimbursement /Waiver ($)
Fidelity® Equity-Income Fund
Class A	6
Class M	2
Class C	1
Fidelity® Equity-Income Fund	73,346
Class K	5,286
Class I	1
Class Z	221

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Equity-Income Fund	595

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Equity-Income Fund
Class A (Commencement of sale of shares February 19, 2026)	21,691	-
Class M (Commencement of sale of shares February 19, 2026)	2,438	-
Class C (Commencement of sale of shares February 19, 2026)	1,219	-
Fidelity® Equity-Income Fund	108,510,855	430,344,593
Class K	8,023,875	31,798,790
Class I (Commencement of sale of shares February 19, 2026)	6,701	-
Class Z (Commencement of sale of shares February 19, 2026)	407,956	-
Total	116,974,735	462,143,383

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Equity-Income Fund
Class A (Commencement of sale of shares February 19, 2026)
Shares sold	64,026	-	5,784,199	-
Reinvestment of distributions	233	-	21,143	-
Shares redeemed	(786)	-	(71,850)	-
Net increase (decrease)	63,473	-	5,733,492	-
Class M (Commencement of sale of shares February 19, 2026)
Shares sold	5,728	-	514,451	-
Reinvestment of distributions	27	-	2,439	-
Shares redeemed	(67)	-	(5,978)	-
Net increase (decrease)	5,688	-	510,912	-
Class C (Commencement of sale of shares February 19, 2026)
Shares sold	3,232	-	289,885	-
Reinvestment of distributions	14	-	1,219	-
Net increase (decrease)	3,246	-	291,104	-
Fidelity® Equity-Income Fund
Shares sold	9,932,080	19,014,920	889,839,724	1,552,656,044
Reinvestment of distributions	1,110,465	4,795,654	97,895,923	391,328,233
Shares redeemed	(10,503,734)	(16,897,966)	(939,097,952)	(1,348,779,878)
Net increase (decrease)	538,811	6,912,608	48,637,695	595,204,399
Class K
Shares sold	874,660	2,410,525	78,235,591	194,534,278
Reinvestment of distributions	90,861	390,121	8,006,395	31,793,814
Shares redeemed	(1,093,154)	(3,160,113)	(97,999,864)	(246,151,897)
Net increase (decrease)	(127,633)	(359,467)	(11,757,878)	(19,823,805)
Class I (Commencement of sale of shares February 19, 2026)
Shares sold	13,623	-	1,245,536	-
Reinvestment of distributions	17	-	1,540	-
Net increase (decrease)	13,640	-	1,247,076	-
Class Z (Commencement of sale of shares February 19, 2026)
Shares sold	565,404	-	50,073,959	-
Reinvestment of distributions	4,532	-	403,034	-
Shares redeemed	(89,880)	-	(8,270,042)	-
Net increase (decrease)	480,056	-	42,206,951	-

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity-Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
Approval of Stub Period Continuation. At its May 2026 meeting, the Board of Trustees voted to continue the fund's Advisory Contracts, without modification, for two months from June 1, 2026 through July 31, 2026. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2026, with the understanding that the Board would consider the annual renewal for a full one year period in July 2026.
At its July 2026 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class generally determined by selecting the largest non-12b-1 class by asset total in a given fund category; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and its applicable Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that the Investment Advisers' analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via Fidelity's mobile app and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the representative class (retail class), the Board considered the effective management fee rate for the retail class, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity using portfolio attributes from Morningstar and combining similar Morningstar Categories that have comparable investment mandates and Morningstar distribution attributes. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or waivers) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are generally similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons of the retail class of the fund relative to the asset-sized peer group. The total peer group and asset-sized peer group total expense comparisons include fund-paid 12b-1 fees, reimbursements, waivers, and acquired fund fees and expenses, and exclude performance adjustments.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2025 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2025.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also considered that shareholders benefit from pricing funds at scale from inception. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, including the underperformance of certain funds and strategies, Fidelity's portfolio manager oversight and quarterly fund review processes, and Fidelity's long-term strategies for certain funds; (ii) fund rationalization and merger activity; (iii) the operation of performance fees, the rationale for implementing performance fees on certain categories of funds but not others, and certain additional performance fee data; (iv) Fidelity's pricing philosophy compared to competitors; (v) fund profitability methodology and data; (vi) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, including the treatment of acquired fund fees and expenses in total expense comparisons and peer group methodology changes; (vii) the management fee and expense structures for different funds and classes, including the variable unified fee structure and recent ETF management fee reductions; (viii) revenue and expense components at the fund and discipline level in connection with the profitability methodology; (ix) information regarding other accounts managed by Fidelity; (x) information about the funds' sub-advisory arrangements, including fee structure variances between sub-advisers, sub-adviser profitability data and sub-adviser code of ethics matters; and (xi) oversight of Fidelity's use of artificial intelligence (AI), including governance frameworks, risk controls, and AI-related risk mitigation.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through July 31, 2027.

1.536123.129
EQU-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026